File No. 333-164074

811-10619

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

Registration

Under

the Securities Act of 1933	☒
Pre-Effective Amendment Number	☐
Post Effective Amendment Number 10	☒

And/or

Registration Statement

Under

the Investment Company Act of 1940	☒
Amendment No. 12	☒

National Security Variable Account N

(Exact Name of Registrant)

National Security Life and Annuity Company

(Name of Depositor)

810 Seventh Avenue

New York, New York 10019

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt PA

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on November 16, 2015 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This registration statement incorporates by reference the prospectus and the Statement of Additional Information dated May 1, 2015 included in Post-Effective Amendment No. 8 to this registration statement on Form N-4 (File No. 333-164074), filed on April 24, 2015 pursuant to paragraph(b) of Rule 485.

NScore Xtra

NScore Xtra II

National Security Life and Annuity Company

National Security Variable Account N

Supplement dated November 16, 2015

The following supplements and amends the prospectus dated May 1, 2015, as previously supplemented. All other provisions of your prospectus remain unchanged.

The following supplements “Available Funds” in the prospectus.

Available Funds

Effective November 16, 2015, the following supplements “Available Funds” under your contract:

Fund	Investment Adviser (Subadviser)
AB Variable Products Series Fund, Inc. (Class B)
AB VPS Global Risk Allocation-Moderate Portfolio	AllianceBernstein L.P.

Federated Insurance Series
Federated Managed Tail Risk Fund II (Primary Shares)*	Federated Global Investment Management Corp

Franklin Templeton Variable Insurance Products Trust
Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Advisers, Inc.

Janus Aspen Series (Service Shares)
Flexible Bond Portfolio	Janus Capital Management LLC

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)

Northern Lights Variable Trust (Class 3 Shares)**
TOPS® Managed Risk Balanced ETF Portfolio	(Milliman Financial Risk Management LLC)

TOPS® Managed Risk Moderate Growth ETF Portfolio	(Milliman Financial Risk Management LLC)

TOPS® Managed Risk Growth ETF Portfolio	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC

*	Primary Shares for contracts applied for on or after November 16, 2015. Service Shares for contracts applied for before November 16, 2015.
**	Class 3 Shares for contracts applied for on or after November 16, 2015. Class 2 Shares for contracts applied for before November 16, 2015.

The following supplements “Fee Table” in the prospectus.

Fee Table

The information for the GPP (2012) is replaced with the following:

Optional Rider Expenses

GPP (2012) (applied for on or after November 16, 2015) (currently 0.65%)	1.30% of your average annual guaranteed principal amount (maximum charge)
GPP (2012) (applied for before November 16, 2015) (currently 0.45%)	0.90% of your average annual guaranteed principal amount (maximum charge)

The following supplements “Investment Restrictions for Certain Optional Riders” in the prospectus.

Investment Restrictions for Certain Optional Riders

For any GLWB or GPP (2012) rider, the following are added to Investment Options, Category 1:

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

For the GMIB Plus with Annual Reset (2009), the following are added to Investment Options, Category 1:

Janus Aspen Series

Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Low Duration Portfolio

For the GMIB Plus with Annual Reset (2009), the following are added to Investment Options, Category 2:

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

The following supplements “Deductions and Expenses” in the prospectus.

Charges for Optional Benefits

The information for the GPP (2012) is replaced with the following:

Optional Rider Expenses

GPP (2012) (applied for on or after November 16, 2015) (currently 0.65%)	1.30% (maximum charge)
GPP (2012) (applied for before November 16, 2015) (currently 0.45%)	0.90% (maximum charge)

The following supplements “Accumulation Period” in the prospectus.

Purchase Payments

The second sentence of the section is replaced with the following:

You may make additional payments of at least $500 at any time ($300 for payroll deduction plans; $100 for electronic payments).

The following supplements “Optional Living Benefit Riders” in the prospectus.

Optional Guaranteed Principal Protection (“GPP”)

The last paragraph of the section is replaced with the following:

If you apply for the GPP (2012) rider, there is an annual charge of 0.65% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.45% for riders applied for before November 16,

3

2015). We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 1.30% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.90% for riders applied for before November 16, 2015).

4

ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrate contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
Equity Subaccount
207,799 Shares (Cost $ 6,248,856)	$6,948,811	$6,948,811
Money Market Subaccount
156,111 Shares (Cost $ 1,561,110)	1,561,110	1,561,110
Bond Subaccount
88,062 Shares (Cost $ 1,178,815)	1,378,175	1,378,175
Omni Subaccount
5,993 Shares (Cost $ 86,668)	144,719	144,719
International Subaccount
293,143 Shares (Cost $ 3,338,785)	3,678,945	3,678,945
Capital Appreciation Subaccount
220,219 Shares (Cost $ 6,476,724)	7,447,797	7,447,797
International Small-Mid Company Subaccount
7,401 Shares (Cost $ 151,810)	202,705	202,705
Aggressive Growth Subaccount
39,697 Shares (Cost $ 342,562)	543,847	543,847
Small Cap Growth Subaccount
98,406 Shares (Cost $ 2,079,042)	2,466,045	2,466,045
Mid Cap Opportunity Subaccount
18,844 Shares (Cost $ 307,700)	593,384	593,384
S&P 500® Index Subaccount
99,726 Shares (Cost $ 1,644,970)	2,186,981	2,186,981
Strategic Value Subaccount
458,970 Shares (Cost $ 5,417,547)	6,388,866	6,388,866
High Income Bond Subaccount
266,412 Shares (Cost $ 3,390,955)	4,347,851	4,347,851
Capital Growth Subaccount
17,821 Shares (Cost $ 587,088)	730,831	730,831
Nasdaq-100® Index Subaccount
158,966 Shares (Cost $ 1,211,627)	1,729,550	1,729,550
Bristol Subaccount
218,853 Shares (Cost $ 2,648,947)	4,541,209	4,541,209
Bryton Growth Subaccount
176,739 Shares (Cost $ 2,293,860)	3,617,849	3,617,849
Balanced Subaccount
928,528 Shares (Cost $ 16,952,146)	17,604,892	17,604,892

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
90,959 Shares (Cost $ 1,170,718)	$1,317,995	$1,317,995
Bristol Growth Subaccount
152,685 Shares (Cost $ 1,467,835)	2,510,147	2,510,147
Risk Managed Balanced Subaccount
37,464 Shares (Cost $ 392,436)	405,736	405,736
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
593 Shares (Cost $ 11,062)	17,103	17,103
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
67,785 Shares (Cost $ 697,098)	721,912	721,912
U.S. Real Estate Subaccount
88,829 Shares (Cost $ 1,131,744)	1,778,352	1,778,352
Growth Subaccount
26,632 Shares (Cost $ 561,759)	798,172	798,172
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount
28,786 Shares (Cost $ 934,525)	990,817	990,817
Invesco V.I. Balanced-Risk Allocation Subaccount
585,048 Shares (Cost $ 7,177,889)	7,120,039	7,120,039
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
366,973 Shares (Cost $ 4,103,935)	4,179,824	4,179,824
U.S. Equity Insights Subaccount (a)
44,172 Shares (Cost $ 564,483)	800,398	800,398
Strategic Growth Subaccount
20,884 Shares (Cost $ 294,422)	337,492	337,492
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
330,251 Shares (Cost $ 6,752,566)	6,591,807	6,591,807
U.S. Small-Mid Cap Equity Subaccount
55,188 Shares (Cost $ 482,902)	451,442	451,442
U.S. Strategic Equity Subaccount
27,036 Shares (Cost $ 266,511)	328,486	328,486
International Equity Subaccount
1,009,760 Shares (Cost $ 10,572,333)	12,621,997	12,621,997
Global Dynamic Mult Asset Subaccount (a)
537,236 Shares (Cost $ 6,429,085)	6,371,616	6,371,616

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
80,838 Shares (Cost $ 1,195,024)	$1,737,210	$1,737,210
Jennison Subaccount
7,349 Shares (Cost $ 174,871)	292,488	292,488
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
228,244 Shares (Cost $ 7,178,249)	8,408,509	8,408,509
VIP Contrafund® Subaccount
180,237 Shares (Cost $ 4,555,065)	6,614,703	6,614,703
VIP Growth Subaccount
3,419 Shares (Cost $ 154,443)	214,727	214,727
VIP Equity-Income Subaccount
63,543 Shares (Cost $ 1,375,349)	1,514,240	1,514,240
VIP Real Estate Subaccount
158,490 Shares (Cost $ 2,416,390)	3,085,800	3,085,800
VIP Target Volatility Subaccount
461,477 Shares (Cost $ 5,149,981)	5,223,915	5,223,915
Janus Aspen Series - Service Shares:
Janus Subaccount
17,757 Shares (Cost $ 450,764)	625,241	625,241
Global Research Subaccount
2,430 Shares (Cost $ 80,664)	99,085	99,085
Balanced Subaccount
30,473 Shares (Cost $ 860,093)	1,004,684	1,004,684
Overseas Subaccount
128,379 Shares (Cost $ 5,152,840)	4,050,356	4,050,356
INTECH U.S. Low Volatility Subaccount
909,281 Shares (Cost $ 11,364,366)	12,984,529	12,984,529
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
11,771 Shares (Cost $ 184,639)	283,219	283,219
Mid Cap Value Subaccount
300,342 Shares (Cost $ 1,830,499)	3,426,902	3,426,902

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
28,660 Shares (Cost $ 442,858)	$438,491	$438,491
Investors Growth Stock Subaccount
1,515 Shares (Cost $ 15,528)	23,677	23,677
Mid Cap Growth Subaccount
49,297 Shares (Cost $ 330,467)	415,577	415,577
Total Return Subaccount
40,172 Shares (Cost $ 775,204)	962,111	962,111
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
835,899 Shares (Cost $ 11,125,233)	10,707,860	10,707,860
Total Return Subaccount
2,147,160 Shares (Cost $ 23,952,463)	24,048,195	24,048,195
Global Bond Subaccount
107,636 Shares (Cost $ 1,429,975)	1,286,255	1,286,255
CommodityRealReturn® Strategy Subaccount
268,645 Shares (Cost $ 1,849,572)	1,305,615	1,305,615
Global Diversified Allocation Subaccount
1,659,442 Shares (Cost $ 17,466,591)	17,341,164	17,341,164
Short-Term Subaccount
49,480 Shares (Cost $ 508,709)	507,660	507,660
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
153,588 Shares (Cost $ 1,648,716)	1,746,300	1,746,300
Small-Cap Subaccount
656,517 Shares (Cost $ 7,128,966)	8,304,936	8,304,936
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
16,706 Shares (Cost $ 643,822)	822,428	822,428
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount (a)
143,901 Shares (Cost $ 1,999,563)	2,165,716	2,165,716
Franklin Flex Cap Growth VIP Subaccount (a)
9,700 Shares (Cost $ 123,842)	161,110	161,110
Franklin Income VIP Subaccount (a)
63,213 Shares (Cost $ 969,838)	1,011,409	1,011,409

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Equity Income Subaccount
23,503 Shares (Cost $ 335,963)	$375,338	$375,338
ClearBridge Variable Large Cap Value Subaccount
25,012 Shares (Cost $ 512,150)	486,989	486,989
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount (b)
3,211,522 Shares (Cost $ 39,969,072)	42,070,934	42,070,934
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
55,440 Shares (Cost $ 801,769)	1,106,031	1,106,031
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
26,870 Shares (Cost $ 371,815)	494,148	494,148
Managed Volatility Fund II Subaccount
1,099,338 Shares (Cost $ 11,606,024)	11,576,032	11,576,032
Managed Tail Risk Fund II Subaccount
514,200 Shares (Cost $ 2,990,320)	2,848,667	2,848,667
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
735,952 Shares (Cost $ 7,602,138)	8,375,132	8,375,132
U.S. Equity Insights Subaccount (a)
12,622 Shares (Cost $ 205,142)	229,340	229,340
Strategic Growth Subaccount
15,779 Shares (Cost $ 221,415)	254,516	254,516
Global Markets Navigator Subaccount
617,825 Shares (Cost $ 6,973,792)	7,302,687	7,302,687
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount (a)
677,938 Shares (Cost $ 9,449,037)	10,277,538	10,277,538
Franklin Flex Cap Growth VIP Subaccount (a)
105,398 Shares (Cost $ 1,336,486)	1,731,690	1,731,690
Franklin Income VIP Subaccount (a)
135,843 Shares (Cost $ 2,092,033)	2,215,602	2,215,602
Franklin Founding Funds Allocation VIP Subaccount (a)
100,306 Shares (Cost $ 734,121)	756,308	756,308

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
500,499 Shares (Cost $ 5,035,965)	$5,439,572	$5,439,572
VIP Global Natural Resources Subaccount
129,047 Shares (Cost $ 699,733)	609,707	609,707
VIP Science and Technology Subaccount
23,031 Shares (Cost $ 483,441)	576,309	576,309
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
666,059 Shares (Cost $ 7,453,903)	7,739,602	7,739,602
TOPS® Managed Risk Moderate Growth ETF Subaccount
1,195,727 Shares (Cost $ 13,729,250)	14,312,853	14,312,853
TOPS® Managed Risk Growth ETF Subaccount
505,540 Shares (Cost $ 5,666,447)	5,945,145	5,945,145
AllianceBernstein Variable Products Series Fund, Inc. - Class B
Dynamic Asset Allocation Subaccount
390,150 Shares (Cost $ 4,464,278)	4,553,048	4,553,048

Totals	$363,548,202	$363,548,202

(a)	Name change was effective May 1, 2014:

U.S. Equity Insights Subaccount formerly known as Structured U.S. Equity Subaccount

Global Dynamic Multi Asset Subaccount formerly known as Multi-Asset Targeted Volatility Subaccount

Franklin Income VIP Subaccount formerly known as Franklin Income Securities Subaccount

Franklin Flex Cap Growth VIP Subaccount formerly known as Franklin Flex Cap Growth Securities Subaccount

Templeton Foreign VIP Subaccount formerly known as Templeton Foreign Securities Subaccount

Franklin Founding Funds Allocation VIP Subaccount formerly known as Franklin Templeton VIP Founding Funds Allocation Subaccount

(b)	Name change was effective June 30, 2014:

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount formerly known as Legg Mason Dynamic Multi-Strategy VIT Subaccount

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	International Small-Mid Company Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$22,538	$0	$0	$1,351	$0	$19,581	$0
Risk and administrative expense (note 2)	(42,707)	(23,371)	(18,908)	(1,914)	(52,504)	(45,044)	(2,814)

Net investment activity	(20,169)	(23,371)	(18,908)	(563)	(52,504)	(25,463)	(2,814)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	88,752	(3)	39,804	25,197	76,358	111,976	8,809
Unrealized gain (loss)	345,543	0	39,190	(8,481)	(444,925)	191,497	(29,040)

Net gain (loss) on investments	434,295	(3)	78,994	16,716	(368,567)	303,473	(20,231)

Net increase (decrease) in contract owners’ equity from operations	$414,126	$(23,374)	$60,086	$16,153	$(421,071)	$278,010	$(23,045)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount	Capital Growth Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$0	$0	$26,359	$344,884	$0	$0
Risk and administrative expense (note 2)	(7,429)	(13,718)	(8,296)	(23,167)	(99,435)	(71,234)	(9,710)

Net investment activity	(7,429)	(13,718)	(8,296)	3,192	245,449	(71,234)	(9,710)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	34,092	57,134	44,209	62,376	475,093	485,146	14,984
Unrealized gain (loss)	14,188	222,871	22,298	139,175	66,847	(329,862)	1,523

Net gain (loss) on investments	48,280	280,005	66,507	201,551	541,940	155,284	16,507

Net increase (decrease) in contract owners’ equity from operations	$40,851	$266,287	$58,211	$204,743	$787,389	$84,050	$6,797

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount	Target VIP Subaccount	Bristol Growth Subaccount	Risk Managed Balanced Subaccount
	2014	2014	2014	2014	2014	2014	2014 (a)
Investment activity:
Reinvested dividends	$17,387	$17,754	$0	$127,793	$20,400	$7,566	$0
Risk and administrative expense (note 2)	(21,205)	(62,218)	(48,782)	(131,216)	(17,624)	(33,657)	(1,612)

Net investment activity	(3,818)	(44,464)	(48,782)	(3,423)	2,776	(26,091)	(1,612)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	71,912	324,049	268,478	53,059	16,500	166,852	378
Unrealized gain (loss)	192,555	261,504	(37,479)	486,500	55,996	113,893	13,300

Net gain (loss) on investments	264,467	585,553	230,999	539,559	72,496	280,745	13,678

Net increase (decrease) in contract owners’ equity from operations	$260,649	$541,089	$182,217	$536,136	$75,272	$254,654	$12,066

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Wells Fargo Advantage Variable Trust Funds	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Opportunity Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$9	$18,133	$21,705	$0
Risk and administrative expense (note 2)	(227)	(9,491)	(24,106)	(8,253)

Net investment activity	(218)	8,642	(2,401)	(8,253)

Reinvested capital gains	0	0	0	55,037

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	98	5,957	128,663	39,648
Unrealized gain (loss)	1,519	23,801	301,357	(57,793)

Net gain (loss) on investments	1,617	29,758	430,020	(18,145)

Net increase (decrease) in contract owners’ equity from operations	$1,399	$38,400	$427,619	$28,639

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)		Goldman Sachs Variable Insurance Trust - Institutional Shares
	Invesco V.I. International Growth Subaccount	Invesco V.I. Balanced- Risk Allocation Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$14,913	$0	$58,157	$11,420	$1,211
Risk and administrative expense (note 2)	(11,641)	(166,068)	(61,666)	(11,888)	(4,499)

Net investment activity	3,272	(166,068)	(3,509)	(468)	(3,288)

Reinvested capital gains	0	789,012	768,227	36,341	62,856

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,491	(190,078)	200,091	67,776	7,469
Unrealized gain (loss)	(29,089)	13,914	(473,114)	13,887	(29,768)

Net gain (loss) on investments	(21,598)	(176,164)	(273,023)	81,663	(22,299)

Net increase (decrease) in contract owners’ equity from operations	$(18,326)	$446,780	$491,695	$117,536	$37,269

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Lazard Retirement Series, Inc. - Service Shares					The Prudential Series Fund, Inc. - Class II
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$113,499	$0	$2,112	$199,724	$35,107	$0	$0
Risk and administrative expense (note 2)	(90,785)	(6,170)	(2,817)	(167,892)	(73,726)	(23,144)	(4,618)

Net investment activity	22,714	(6,170)	(705)	31,832	(38,619)	(23,144)	(4,618)

Reinvested capital gains	60,665	71,596	37,443	0	353,953	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	98,094	330	4,920	263,741	26,482	69,056	48,846
Unrealized gain (loss)	(548,333)	(24,745)	(1,104)	(996,164)	(275,680)	43,782	(19,309)

Net gain (loss) on investments	(450,239)	(24,415)	3,816	(732,423)	(249,198)	112,838	29,537

Net increase (decrease) in contract owners’ equity from operations	$(366,860)	$41,011	$40,554	$(700,591)	$66,136	$89,694	$24,919

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,615	$47,411	$0	$39,780	$49,190	$50,481
Risk and administrative expense (note 2)	(109,499)	(85,419)	(2,267)	(19,448)	(40,871)	(57,744)

Net investment activity	(107,884)	(38,008)	(2,267)	20,332	8,319	(7,263)

Reinvested capital gains	194,772	132,010	0	21,379	188,618	146,542

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	119,539	257,454	10,405	16,760	171,699	10,148
Unrealized gain (loss)	170,448	272,386	9,887	43,699	385,814	18,298

Net gain (loss) on investments	289,987	529,840	20,292	60,459	557,513	28,446

Net increase (decrease) in contract owners’ equity from operations	$376,875	$623,842	$18,025	$102,170	$754,450	$167,725

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,418	$941	$13,751	$126,494	$84,287
Risk and administrative expense (note 2)	(8,642)	(1,279)	(12,170)	(58,437)	(133,228)

Net investment activity	(7,224)	(338)	1,581	68,057	(48,941)

Reinvested capital gains	46,979	0	21,716	427,340	20,703

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	32,553	679	12,958	(20,550)	115,346
Unrealized gain (loss)	(5,594)	5,191	23,347	(1,055,916)	1,377,378

Net gain (loss) on investments	26,959	5,870	36,305	(1,076,466)	1,492,724

Net increase (decrease) in contract owners’ equity from operations	$66,714	$5,532	$59,602	$(581,069)	$1,464,486

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	J.P. Morgan Insurance Trust - Class I		MFS® Variable Insurance Trust - Service Class
	Small Cap Core Subaccount	Mid Cap Value Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$381	$26,175	$0	$61	$0	$21,190
Risk and administrative expense (note 2)	(3,722)	(46,088)	(6,566)	(296)	(5,050)	(13,922)

Net investment activity	(3,341)	(19,913)	(6,566)	(235)	(5,050)	7,268

Reinvested capital gains	21,796	178,593	110,648	1,237	45,183	32,763

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	11,916	186,014	9,893	553	13,402	57,676
Unrealized gain (loss)	(8,193)	81,217	(165,329)	477	(25,213)	(34,563)

Net gain (loss) on investments	3,723	267,231	(155,436)	1,030	(11,811)	23,113

Net increase (decrease) in contract owners’ equity from operations	$22,178	$425,911	$(51,354)	$2,032	$28,322	$63,144

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount	Short-Term Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$158,230	$558,913	$37,604	$10,689	$645,713	$3,773
Risk and administrative expense (note 2)	(151,360)	(339,324)	(18,826)	(41,585)	(211,421)	(7,541)

Net investment activity	6,870	219,589	18,778	(30,896)	434,292	(3,768)

Reinvested capital gains	0	0	39,372	0	281,972	514

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(38,389)	17,157	(38,789)	(504,628)	25,130	298
Unrealized gain (loss)	226,029	505,272	1,926	144,225	(100,005)	(1,049)

Net gain (loss) on investments	187,640	522,429	(36,863)	(360,403)	(74,875)	(751)

Net increase (decrease) in contract owners’ equity from operations	$194,510	$742,018	$21,287	$(391,299)	$641,389	$(4,005)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Royce Capital Fund - Investment Class		Dreyfus Variable Investment Fund - Service Shares	Franklin Templeton Variable Insurance Products Trust - Class 2
	Micro-Cap Subaccount	Small-Cap Subaccount	Appreciation Subaccount	Templeton Foreign VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Franklin Income VIP Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$10,796	$13,124	$42,284	$0	$50,519
Risk and administrative expense (note 2)	(22,775)	(124,731)	(9,662)	(29,504)	(9,245)	(13,699)

Net investment activity	(22,775)	(113,935)	3,462	12,780	(9,245)	36,820

Reinvested capital gains	137,963	995,229	21,618	0	123,152	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	15,295	602,288	25,457	81,227	205,571	10,148
Unrealized gain (loss)	(215,696)	(1,421,972)	932	(382,153)	(303,321)	(13,288)

Net gain (loss) on investments	(200,401)	(819,684)	26,389	(300,926)	(97,750)	(3,140)

Net increase (decrease) in contract owners’ equity from operations	$(85,213)	$61,610	$51,469	$(288,146)	$16,157	$33,680

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Legg Mason Partners Variable Equity Trust - Class I				Neuberger Berman Advisers Management Trust - S Class
	ClearBridge Variable All Cap Value Subaccount (note 4)	ClearBridge Variable Equity Income Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi- Strategy VIT Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$77,360	$7,162	$8,421	$625,363	$7,856
Risk and administrative expense (note 2)	(4,071)	(2,453)	(1,362)	(457,952)	(14,298)

Net investment activity	73,289	4,709	7,059	167,411	(6,442)

Reinvested capital gains	235,861	0	29,127	385,949	28,747

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(255,811)	507	739	137,092	60,848
Unrealized gain (loss)	(28,364)	25,137	(29,023)	896,611	41,804

Net gain (loss) on investments	(284,175)	25,644	(28,284)	1,033,703	102,652

Net increase (decrease) in contract owners’ equity from operations	$24,975	$30,353	$7,902	$1,587,063	$124,957

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Federated Insurance Series - Service Shares			Goldman Sachs Variable Insurance Trust - Service Shares
	Kaufmann Fund II Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Global Markets Navigator Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$246,709	$7,975	$94,317	$2,542	$298	$2,629
Risk and administrative expense (note 2)	(6,108)	(129,182)	(21,423)	(131,923)	(2,653)	(2,504)	(89,392)

Net investment activity	(6,108)	117,527	(13,448)	(37,606)	(111)	(2,206)	(86,763)

Reinvested capital gains	44,605	519,333	89,721	1,558,771	9,809	48,166	58,573

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	14,464	33,904	(11,091)	759,147	5,642	6,903	11,675
Unrealized gain (loss)	(17,523)	(553,323)	(142,281)	(1,255,652)	12,837	(25,917)	200,274

Net gain (loss) on investments	(3,059)	(519,419)	(153,372)	(496,505)	18,479	(19,014)	211,949

Net increase (decrease) in contract owners’ equity from operations	$35,438	$117,441	$(77,099)	$1,024,660	$28,177	$26,946	$183,759

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Franklin Templeton Variable Insurance Products Trust - Class 4				Ivy Funds Variable Insurance Portfolios
	Templeton Foreign VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Franklin Income VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount
	2014	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$181,113	$0	$87,270	$19,748	$29,361	$0	$0
Risk and administrative expense (note 2)	(134,620)	(68,217)	(24,663)	(11,292)	(79,568)	(8,994)	(6,815)

Net investment activity	46,493	(68,217)	62,607	8,456	(50,207)	(8,994)	(6,815)

Reinvested capital gains	0	848,748	0	614	778,243	0	39,378

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	161,638	1,023,767	40,421	10,410	171,211	10,831	25,305
Unrealized gain (loss)	(1,527,227)	(1,661,198)	(81,792)	(12,451)	(1,288,925)	(94,154)	(53,332)

Net gain (loss) on investments	(1,365,589)	(637,431)	(41,371)	(2,041)	(1,117,714)	(83,323)	(28,027)

Net increase (decrease) in contract owners’ equity from operations	$(1,319,096)	$143,100	$21,236	$7,029	$(389,678)	$(92,317)	$4,536

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2014

	Northern Lights Variable Trust - Class II			Alliance Bernstein Variable Products Series Funds, Inc. - Class B
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Dynamic Asset Allocation Subaccount	Total Subaccounts
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$69,728	$135,434	$48,388	$14,450	$4,742,547
Risk and administrative expense (note 2)	(96,651)	(171,096)	(73,457)	(47,440)	(4,574,011)

Net investment activity	(26,923)	(35,662)	(25,069)	(32,990)	168,536

Reinvested capital gains	56,263	153,631	0	144,186	10,454,954

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	25,389	53,926	27,055	7,062	6,931,983
Unrealized gain (loss)	35,896	(13,289)	(9,005)	(30,475)	(6,816,884)

Net gain (loss) on investments	61,285	40,637	18,050	(23,413)	115,099

Net increase (decrease) in contract owners’ equity from operations	$90,625	$158,606	$(7,019)	$87,783	$10,738,589

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(20,169)	$(8,630)	$(23,371)	$(24,526)	$(18,908)	$(18,111)	$(563)	$(269)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	88,752	25,009	(3)	(3)	39,804	48,709	25,197	2,833
Unrealized gain (loss)	345,543	516,164	0	0	39,190	(73,068)	(8,481)	42,584

Net increase (decrease) in contract owners’ equity from operations	414,126	532,543	(23,374)	(24,529)	60,086	(42,470)	16,153	45,148

Equity transactions:
Contract purchase payments (note 1)	38,699	3,305	11,172	438,685	27,352	16,150	0	0
Extra credit fund deposit (note 1)	768	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	4,877,014	(191,684)	(81,087)	(152,684)	144,228	55,540	(7,054)	(5,591)
Transfers (to) and from fixed dollar contract	1,299	11,480	0	(1,602)	1,302	126	0	0
Withdrawals and surrenders	(186,674)	(29,730)	(192,974)	(118,070)	(173,850)	(39,440)	(58,316)	0
Surrender charges (note 2)	(102)	(111)	(107)	(86)	(103)	(73)	(445)	0
Annual contract charges (note 2)	(22,837)	(12,583)	(13,023)	(26,919)	(9,621)	(8,205)	(753)	(749)
Annuity and death benefit payments	(43,124)	(22,936)	(69,274)	(37,564)	(39,402)	(20,432)	(1,261)	(995)

Net equity transactions	4,665,043	(242,259)	(345,293)	101,760	(50,094)	3,666	(67,829)	(7,335)

Net change in contract owners’ equity	5,079,169	290,284	(368,667)	77,231	9,992	(38,804)	(51,676)	37,813
Contract owners’ equity:
Beginning of period	1,869,642	1,579,358	1,929,777	1,852,546	1,368,183	1,406,987	196,395	158,582

End of period	$6,948,811	$1,869,642	$1,561,110	$1,929,777	$1,378,175	$1,368,183	$144,719	$196,395

Change in units:
Beginning units	166,965	192,251	168,021	159,741	82,411	81,194	15,193	15,830

Units purchased	382,142	3,579	70,465	284,770	12,638	19,680	0	8
Units redeemed	(41,346)	(28,865)	(99,092)	(276,490)	(14,790)	(18,463)	(5,113)	(645)

Ending units	507,761	166,965	139,394	168,021	80,259	82,411	10,080	15,193

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount (note 4)	International Small-Mid Company Subaccount
	2014	2013	2014	2013	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(52,504)	$(49,734)	$(25,463)	$(15,664)	$(1,316)	$(2,814)	$(2,963)
Reinvested capital gains	0	0	0	0	2,264	0	0
Realized gain (loss)	76,358	65,265	111,976	90,870	57,867	8,809	12,900
Unrealized gain (loss)	(444,925)	352,606	191,497	427,355	(23,594)	(29,040)	44,844

Net increase (decrease) in contract owners’ equity from operations	(421,071)	368,137	278,010	502,561	35,221	(23,045)	54,781

Equity transactions:
Contract purchase payments (note 1)	45,283	120,715	51,313	30,000	220	0	0
Extra credit fund deposit (note 1)	0	0	672	0	0	0	0
Transfers (to) and from other subaccounts	538,936	166,815	5,385,972	(8,681)	(115,837)	(4,659)	(7,763)
Transfers (to) and from fixed dollar contract	0	29,943	1,235	22,191	0	0	0
Withdrawals and surrenders	(343,126)	(58,827)	(243,724)	(15,628)	(4,656)	(9,676)	(26,575)
Surrender charges (note 2)	(539)	(311)	(178)	(131)	0	(206)	(413)
Annual contract charges (note 2)	(24,874)	(23,195)	(24,518)	(11,883)	(545)	(1,368)	(1,694)
Annuity and death benefit payments	(71,388)	(56,219)	(32,069)	(20,296)	(35)	(691)	(666)

Net equity transactions	144,292	178,921	5,138,703	(4,428)	(120,853)	(16,600)	(37,111)

Net change in contract owners’ equity	(276,779)	547,058	5,416,713	498,133	(85,632)	(39,645)	17,670
Contract owners’ equity:
Beginning of period	3,955,724	3,408,666	2,031,084	1,532,951	85,632	242,350	224,680

End of period	$3,678,945	$3,955,724	$7,447,797	$2,031,084	$0	$202,705	$242,350

Change in units:
Beginning units	337,793	320,564	69,998	69,757	10,216	11,843	13,684

Units purchased	54,498	48,656	213,600	10,766	450	619	558
Units redeemed	(40,506)	(31,427)	(15,188)	(10,525)	(10,666)	(1,446)	(2,399)

Ending units	351,785	337,793	268,410	69,998	0	11,016	11,843

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,429)	$(6,082)	$(13,718)	$(3,719)	$(8,296)	$(7,400)	$3,192	$(1,630)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	34,092	13,261	57,134	16,005	44,209	28,160	62,376	140,877
Unrealized gain (loss)	14,188	113,680	222,871	102,145	22,298	126,698	139,175	219,613

Net increase (decrease) in contract owners’ equity from operations	40,851	120,859	266,287	114,431	58,211	147,458	204,743	358,860

Equity transactions:
Contract purchase payments (note 1)	32,061	60,000	132,417	5,210	4,950	110	26,963	225,415
Extra credit fund deposit (note 1)	0	0	384	0	0	0	0	1,370
Transfers (to) and from other subaccounts	(88,989)	6,198	1,564,353	145,464	5,989	(37,876)	508,669	32,016
Transfers (to) and from fixed dollar contract	1,355	2,710	590	0	0	0	95,061	(348,635)
Withdrawals and surrenders	(1,073)	(21,014)	(8,617)	(6,819)	(65,209)	(18,364)	(124,056)	(9,129)
Surrender charges (note 2)	0	(265)	(126)	(4)	0	(2)	0	(3)
Annual contract charges (note 2)	(3,888)	(3,642)	(6,937)	(2,100)	(4,892)	(4,601)	(13,151)	(9,579)
Annuity and death benefit payments	(5,093)	(3,910)	(5,075)	(166)	(180)	(12,533)	(10,772)	(5,369)

Net equity transactions	(65,627)	40,077	1,676,989	141,585	(59,342)	(73,266)	482,714	(113,914)

Net change in contract owners’ equity	(24,776)	160,936	1,943,276	256,016	(1,131)	74,192	687,457	244,946
Contract owners’ equity:
Beginning of period	568,623	407,687	522,769	266,753	594,515	520,323	1,499,524	1,254,578

End of period	$543,847	$568,623	$2,466,045	$522,769	$593,384	$594,515	$2,186,981	$1,499,524

Change in units:
Beginning units	59,295	54,806	39,929	29,858	27,841	31,831	85,985	94,053

Units purchased	3,209	10,011	136,525	15,058	1,277	19	37,165	30,007
Units redeemed	(10,754)	(5,522)	(19,971)	(4,987)	(3,799)	(4,009)	(11,324)	(38,075)

Ending units	51,750	59,295	156,483	39,929	25,319	27,841	111,826	85,985

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100® Index Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$245,449	$100,220	$(71,234)	$(70,197)	$(9,710)	$(5,680)	$(3,818)	$(1,561)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	475,093	92,179	485,146	153,103	14,984	12,700	71,912	102,905
Unrealized gain (loss)	66,847	860,994	(329,862)	208,356	1,523	90,920	192,555	161,168

Net increase (decrease) in contract owners’ equity from operations	787,389	1,053,393	84,050	291,262	6,797	97,940	260,649	262,512

Equity transactions:
Contract purchase payments (note 1)	209,475	172,644	228,018	143,291	168,006	127,500	23,535	111,250
Extra credit fund deposit (note 1)	800	808	37	807	0	0	260	1,370
Transfers (to) and from other subaccounts	(1,833,982)	1,256,463	(1,080,516)	(68,297)	4,876	101,750	8,706	506,593
Transfers (to) and from fixed dollar contract	131,521	147,049	118,948	193,350	566	566	36,214	8,070
Withdrawals and surrenders	(231,153)	(61,787)	(333,371)	(72,025)	(16,703)	(4,489)	(52,521)	(3,593)
Surrender charges (note 2)	(413)	(62)	(584)	(505)	(6)	(1)	(322)	(35)
Annual contract charges (note 2)	(62,767)	(50,013)	(42,690)	(42,684)	(3,665)	(2,793)	(10,406)	(4,152)
Annuity and death benefit payments	(114,490)	(46,826)	(78,171)	(51,915)	(17,455)	(10,123)	(12,321)	(7,654)

Net equity transactions	(1,901,009)	1,418,276	(1,188,329)	102,022	135,619	212,410	(6,855)	611,849

Net change in contract owners’ equity	(1,113,620)	2,471,669	(1,104,279)	393,284	142,416	310,350	253,794	874,361
Contract owners’ equity:
Beginning of period	7,502,486	5,030,817	5,452,130	5,058,846	588,415	278,065	1,475,756	601,395

End of period	$6,388,866	$7,502,486	$4,347,851	$5,452,130	$730,831	$588,415	$1,729,550	$1,475,756

Change in units:
Beginning units	505,516	406,227	285,527	276,964	18,329	10,595	183,329	95,268

Units purchased	32,936	155,406	42,941	38,038	6,033	9,757	23,021	133,827
Units redeemed	(150,933)	(56,117)	(101,776)	(29,475)	(1,717)	(2,023)	(26,965)	(45,766)

Ending units	387,519	505,516	226,692	285,527	22,645	18,329	179,385	183,329

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		U.S. Equity Subaccount (note 4)	Balanced Subaccount
	2014	2013	2014	2013	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(44,464)	$(37,963)	$(48,782)	$(45,765)	$(6,787)	$(3,423)	$5,028
Reinvested capital gains	0	0	0	0	0	0	0
Realized gain (loss)	324,049	322,235	268,478	256,970	186,225	53,059	10,182
Unrealized gain (loss)	261,504	1,152,214	(37,479)	899,396	12,584	486,500	160,976

Net increase (decrease) in contract owners’ equity from operations	541,089	1,436,486	182,217	1,110,601	192,022	536,136	176,186

Equity transactions:
Contract purchase payments (note 1)	89,186	105,123	74,781	84,686	0	2,976,487	2,277,328
Extra credit fund deposit (note 1)	439	606	343	404	0	4,975	2,969
Transfers (to) and from other subaccounts	(389,393)	(926,702)	(91,983)	(639,417)	(777,883)	8,269,492	946,477
Transfers (to) and from fixed dollar contract	89,436	114,469	59,318	80,257	(61,918)	1,519,320	750,202
Withdrawals and surrenders	(227,741)	(62,974)	(138,506)	(50,162)	0	(229,293)	(1,668)
Surrender charges (note 2)	(272)	(111)	(208)	(81)	0	(5,500)	0
Annual contract charges (note 2)	(38,347)	(35,944)	(29,556)	(28,285)	(3,125)	(65,679)	(8,519)
Annuity and death benefit payments	(61,277)	(36,285)	(45,129)	(27,002)	0	(36,547)	(2,814)

Net equity transactions	(537,969)	(841,818)	(170,940)	(579,600)	(842,926)	12,433,255	3,963,975

Net change in contract owners’ equity	3,120	594,668	11,277	531,001	(650,904)	12,969,391	4,140,161
Contract owners’ equity:
Beginning of period	4,538,089	3,943,421	3,606,572	3,075,571	650,904	4,635,501	495,340

End of period	$4,541,209	$4,538,089	$3,617,849	$3,606,572	$0	$17,604,892	$4,635,501

Change in units:
Beginning units	251,789	303,980	214,409	254,060	61,619	307,621	37,717

Units purchased	12,198	18,530	28,206	17,047	30	844,436	279,138
Units redeemed	(39,502)	(70,721)	(37,346)	(56,698)	(61,649)	(65,518)	(9,234)

Ending units	224,485	251,789	205,269	214,409	0	1,086,539	307,621

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Income Opportunity Subaccount (note 4)	Target VIP Subaccount		Target Equity/Income Subaccount (note 4)	Bristol Growth Subaccount		Risk Managed Balanced Subaccount
	2013	2014	2013	2013	2014	2013	2014 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(36)	$2,776	$(1,190)	$2,256	$(26,091)	$(22,090)	$(1,612)
Reinvested capital gains	937	0	0	0	0	0	0
Realized gain (loss)	1,295	16,500	2,973	(61,083)	166,852	184,541	378
Unrealized gain (loss)	(900)	55,996	77,354	293,729	113,893	589,900	13,300

Net increase (decrease) in contract owners’ equity from operations	1,296	75,272	79,137	234,902	254,654	752,351	12,066

Equity transactions:
Contract purchase payments (note 1)	0	0	29,565	0	55,161	65,354	288,420
Extra credit fund deposit (note 1)	0	0	1,183	0	229	404	106
Transfers (to) and from other subaccounts	(7,173)	56,698	1,056,211	(1,056,755)	(230,703)	(494,762)	104,876
Transfers (to) and from fixed dollar contract	0	2,711	0	1,554	51,947	71,042	421
Withdrawals and surrenders	0	(109,766)	(5,007)	(35,591)	(80,141)	(26,209)	0
Surrender charges (note 2)	0	0	0	0	(400)	(21)	0
Annual contract charges (note 2)	(47)	(16,486)	(1,730)	(13,939)	(21,266)	(20,422)	0
Annuity and death benefit payments	0	(5,044)	0	(5,285)	(31,017)	(15,674)	(153)

Net equity transactions	(7,220)	(71,887)	1,080,222	(1,110,016)	(256,190)	(420,288)	393,670

Net change in contract owners’ equity	(5,924)	3,385	1,159,359	(875,114)	(1,536)	332,063	405,736
Contract owners’ equity:
Beginning of period	5,924	1,314,610	155,251	875,114	2,511,683	2,179,620	0

End of period	$0	$1,317,995	$1,314,610	$0	$2,510,147	$2,511,683	$405,736

Change in units:
Beginning units	525	98,691	15,612	105,087	171,349	204,403	0

Units purchased	0	5,923	84,223	1,458	8,781	13,072	38,154
Units redeemed	(525)	(11,196)	(1,144)	(106,545)	(25,553)	(46,126)	(343)

Ending units	0	93,418	98,691	0	154,577	171,349	37,811

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Wells Fargo Advantage Variable Trust Funds		The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Opportunity Subaccount		Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(218)	$(169)	$8,642	$9,254	$(2,401)	$(8,198)	$(8,253)	$(4,337)
Reinvested capital gains	0	0	0	0	0	0	55,037	20,147
Realized gain (loss)	98	109	5,957	2,901	128,663	33,725	39,648	15,740
Unrealized gain (loss)	1,519	3,645	23,801	(20,628)	301,357	(18,377)	(57,793)	176,900

Net increase (decrease) in contract owners’ equity from operations	1,399	3,585	38,400	(8,473)	427,619	7,150	28,639	208,450

Equity transactions:
Contract purchase payments (note 1)	0	0	56,945	825	111,284	6,465	145,497	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	(300)	101,725	77,390	(192,530)	162,904	(32,186)	30,111
Transfers (to) and from fixed dollar contract	0	0	1,409	927	652	12,030	0	0
Withdrawals and surrenders	0	0	(61,224)	(13,331)	(109,639)	(45,558)	(43,547)	(539)
Surrender charges (note 2)	0	0	(82)	(3)	(109)	(90)	(200)	0
Annual contract charges (note 2)	(87)	(72)	(5,282)	(4,212)	(12,201)	(11,315)	(1,040)	(1,250)
Annuity and death benefit payments	0	0	(13,205)	(12,923)	(31,008)	(28,276)	(1,361)	(976)

Net equity transactions	(87)	(372)	80,286	48,673	(233,551)	96,160	67,163	27,346

Net change in contract owners’ equity	1,312	3,213	118,686	40,200	194,068	103,310	95,802	235,796
Contract owners’ equity:
Beginning of period	15,791	12,578	603,226	563,026	1,584,284	1,480,974	702,370	466,574

End of period	$17,103	$15,791	$721,912	$603,226	$1,778,352	$1,584,284	$798,172	$702,370

Change in units:
Beginning units	616	632	45,811	39,933	61,492	57,702	36,010	35,076

Units purchased	0	0	18,317	20,854	8,427	7,630	8,027	3,967
Units redeemed	(3)	(16)	(12,027)	(14,976)	(12,756)	(3,840)	(5,280)	(3,033)

Ending units	613	616	52,101	45,811	57,163	61,492	38,757	36,010

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)
	Invesco V.I. International Growth Subaccount		Invesco V.I. Balanced-Risk Allocation Subaccount
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,272	$(791)	$(166,068)	$49,045
Reinvested capital gains	0	0	789,012	447,519
Realized gain (loss)	7,491	1,519	(190,078)	(23,735)
Unrealized gain (loss)	(29,089)	92,816	13,914	(464,747)

Net increase (decrease) in contract owners’ equity from operations	(18,326)	93,544	446,780	8,082

Equity transactions:
Contract purchase payments (note 1)	189,013	31,045	1,011,361	2,700,356
Extra credit fund deposit (note 1)	0	0	191	4,939
Transfers (to) and from other subaccounts	184,510	87,634	(7,415,586)	(3,008,081)
Transfers (to) and from fixed dollar contract	15,045	6,353	527,307	1,027,358
Withdrawals and surrenders	(59,206)	(31,597)	(258,665)	(133,264)
Surrender charges (note 2)	0	(8)	(1,280)	(872)
Annual contract charges (note 2)	(5,191)	(3,607)	(109,993)	(112,497)
Annuity and death benefit payments	(5,152)	(934)	(107,321)	(76,183)

Net equity transactions	319,019	88,886	(6,353,986)	401,756

Net change in contract owners’ equity	300,693	182,430	(5,907,206)	409,838
Contract owners’ equity:
Beginning of period	690,124	507,694	13,027,245	12,617,407

End of period	$990,817	$690,124	$7,120,039	$13,027,245

Change in units:
Beginning units	61,037	52,920	1,201,384	1,163,785

Units purchased	31,137	12,261	155,555	494,318
Units redeemed	(6,597)	(4,144)	(725,634)	(456,719)

Ending units	85,577	61,037	631,305	1,201,384

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,509)	$(7,650)	$(468)	$(1,315)	$(3,288)	$(1,776)
Reinvested capital gains	768,227	540,344	36,341	0	62,856	6,722
Realized gain (loss)	200,091	119,066	67,776	26,035	7,469	5,563
Unrealized gain (loss)	(473,114)	642,300	13,887	209,028	(29,768)	38,411

Net increase (decrease) in contract owners’ equity from operations	491,695	1,294,060	117,536	233,748	37,269	48,920

Equity transactions:
Contract purchase payments (note 1)	15,152	52,679	0	0	0	0
Extra credit fund deposit (note 1)	0	1,306	0	0	0	0
Transfers (to) and from other subaccounts	(734,980)	(623,876)	(74,252)	(42,356)	(2,110)	111,149
Transfers (to) and from fixed dollar contract	(6,347)	16,304	(27,594)	16,139	0	0
Withdrawals and surrenders	(396,488)	(102,158)	(64,062)	(7,079)	(17,671)	0
Surrender charges (note 2)	(136)	(169)	(91)	(68)	0	0
Annual contract charges (note 2)	(36,242)	(38,066)	(5,374)	(4,366)	(1,815)	(1,117)
Annuity and death benefit payments	(84,718)	(97,203)	(23,042)	(12,019)	(12)	(258)

Net equity transactions	(1,243,759)	(791,183)	(194,415)	(49,749)	(21,608)	109,774

Net change in contract owners’ equity	(752,064)	502,877	(76,879)	183,999	15,661	158,694
Contract owners’ equity:
Beginning of period	4,931,888	4,429,011	877,277	693,278	321,831	163,137

End of period	$4,179,824	$4,931,888	$800,398	$877,277	$337,492	$321,831

Change in units:
Beginning units	347,652	410,217	55,318	59,288	19,119	12,656

Units purchased	2,126	8,503	8	6,331	227	7,668
Units redeemed	(84,941)	(71,068)	(11,346)	(10,301)	(1,456)	(1,205)

Ending units	264,837	347,652	43,980	55,318	17,890	19,119

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$22,714	$14,242	$(6,170)	$(4,767)	$(705)	$80	$31,832	$(692)
Reinvested capital gains	60,665	39,333	71,596	48,715	37,443	27,897	0	0
Realized gain (loss)	98,094	83,448	330	(1,997)	4,920	1,042	263,741	320,920
Unrealized gain (loss)	(548,333)	(246,136)	(24,745)	57,434	(1,104)	35,573	(996,164)	1,801,114

Net increase (decrease) in contract owners’ equity from operations	(366,860)	(109,113)	41,011	99,385	40,554	64,592	(700,591)	2,121,342

Equity transactions:
Contract purchase payments (note 1)	218,166	171,882	120	220	0	0	325,067	392,397
Extra credit fund deposit (note 1)	604	636	0	0	0	0	1,450	1,819
Transfers (to) and from other subaccounts	(28,046)	1,272,518	(17,770)	41,265	(16,681)	796	723,695	(766,969)
Transfers (to) and from fixed dollar contract	97,569	116,828	9,753	39,616	0	0	228,081	323,633
Withdrawals and surrenders	(191,010)	(137,426)	(28,320)	(1,696)	0	(157)	(429,804)	(188,580)
Surrender charges (note 2)	(415)	(265)	(43)	0	0	0	(955)	(129)
Annual contract charges (note 2)	(53,506)	(47,412)	(2,956)	(2,412)	(150)	(219)	(104,481)	(100,748)
Annuity and death benefit payments	(95,517)	(67,518)	(5,723)	(4,244)	0	(352)	(171,822)	(91,620)

Net equity transactions	(52,155)	1,309,243	(44,939)	72,749	(16,831)	68	571,231	(430,197)

Net change in contract owners’ equity	(419,015)	1,200,130	(3,928)	172,134	23,723	64,660	(129,360)	1,691,145
Contract owners’ equity:
Beginning of period	7,010,822	5,810,692	455,370	283,236	304,763	240,103	12,751,357	11,060,212

End of period	$6,591,807	$7,010,822	$451,442	$455,370	$328,486	$304,763	$12,621,997	$12,751,357

Change in units:
Beginning units	291,814	224,291	18,194	15,328	19,211	19,210	837,522	864,805

Units purchased	52,323	95,675	487	4,102	0	183	106,808	71,896
Units redeemed	(43,567)	(28,152)	(2,207)	(1,236)	(998)	(182)	(66,742)	(99,179)

Ending units	300,570	291,814	16,474	18,194	18,213	19,211	877,588	837,522

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II
	Global Dynamic Multi Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(38,619)	$(12,113)	$(23,144)	$(22,696)	$(4,618)	$(4,546)
Reinvested capital gains	353,953	66,727	0	0	0	0
Realized gain (loss)	26,482	10,865	69,056	129,789	48,846	16,450
Unrealized gain (loss)	(275,680)	213,774	43,782	308,187	(19,309)	87,075

Net increase (decrease) in contract owners’ equity from operations	66,136	279,253	89,694	415,280	24,919	98,979

Equity transactions:
Contract purchase payments (note 1)	1,745,491	2,151,335	123,944	63,148	1,530	0
Extra credit fund deposit (note 1)	1,367	2,226	26	416	0	0
Transfers (to) and from other subaccounts	150,515	(35,799)	(17,881)	(43,016)	(106,458)	(78,513)
Transfers (to) and from fixed dollar contract	941,972	638,069	0	0	7,511	4,824
Withdrawals and surrenders	(18,266)	(1,567)	(59,385)	(277,108)	0	0
Surrender charges (note 2)	(780)	0	(347)	(358)	0	0
Annual contract charges (note 2)	(41,768)	(7,990)	(11,766)	(12,557)	(3,055)	(2,954)
Annuity and death benefit payments	(14,344)	(3,549)	(22,526)	(40,445)	0	0

Net equity transactions	2,764,187	2,742,725	12,065	(309,920)	(100,472)	(76,643)

Net change in contract owners’ equity	2,830,323	3,021,978	101,759	105,360	(75,553)	22,336
Contract owners’ equity:
Beginning of period	3,541,293	519,315	1,635,451	1,530,091	368,041	345,705

End of period	$6,371,616	$3,541,293	$1,737,210	$1,635,451	$292,488	$368,041

Change in units:
Beginning units	286,865	49,549	85,086	100,876	29,447	37,706

Units purchased	237,278	247,800	12,662	9,357	1,816	480
Units redeemed	(14,042)	(10,484)	(9,879)	(25,147)	(10,243)	(8,739)

Ending units	510,101	286,865	87,869	85,086	21,020	29,447

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(107,884)	$(79,294)	$(38,008)	$(25,408)	$(2,267)	$(1,604)
Reinvested capital gains	194,772	976,230	132,010	1,658	0	111
Realized gain (loss)	119,539	279,658	257,454	202,236	10,405	7,750
Unrealized gain (loss)	170,448	1,014,336	272,386	1,229,980	9,887	39,394

Net increase (decrease) in contract owners’ equity from operations	376,875	2,190,930	623,842	1,408,466	18,025	45,651

Equity transactions:
Contract purchase payments (note 1)	460,081	200,221	356,929	225,206	0	0
Extra credit fund deposit (note 1)	458	1,080	104	793	0	0
Transfers (to) and from other subaccounts	(212,287)	(795,812)	(415,467)	106,911	26,567	(15,764)
Transfers (to) and from fixed dollar contract	96,880	123,301	68,384	627	3,498	0
Withdrawals and surrenders	(258,489)	(136,547)	(173,674)	(130,157)	(7,263)	(3,086)
Surrender charges (note 2)	(484)	(976)	(215)	(899)	(336)	(8)
Annual contract charges (note 2)	(63,533)	(57,138)	(40,767)	(35,298)	(1,070)	(818)
Annuity and death benefit payments	(91,157)	(59,033)	(56,228)	(66,966)	(4,604)	(1,461)

Net equity transactions	(68,531)	(724,904)	(260,934)	100,217	16,792	(21,137)

Net change in contract owners’ equity	308,344	1,466,026	362,908	1,508,683	34,817	24,514
Contract owners’ equity:
Beginning of period	8,100,165	6,634,139	6,251,795	4,743,112	179,910	155,396

End of period	$8,408,509	$8,100,165	$6,614,703	$6,251,795	$214,727	$179,910

Change in units:
Beginning units	295,441	321,464	338,616	331,948	14,913	17,668

Units purchased	29,424	44,744	25,406	51,837	4,552	2,210
Units redeemed	(30,015)	(70,767)	(38,558)	(45,169)	(2,909)	(4,965)

Ending units	294,850	295,441	325,464	338,616	16,556	14,913

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2014	2013	2014	2013	2014	2013 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$20,332	$14,178	$8,319	$10,110	$(7,263)	$6,125
Reinvested capital gains	21,379	94,938	188,618	128,940	146,542	36,749
Realized gain (loss)	16,760	11,570	171,699	93,791	10,148	382
Unrealized gain (loss)	43,699	199,325	385,814	(221,087)	18,298	55,636

Net increase (decrease) in contract owners’ equity from operations	102,170	320,011	754,450	11,754	167,725	98,892

Equity transactions:
Contract purchase payments (note 1)	20,389	9,265	114,189	190,354	2,413,639	1,157,344
Extra credit fund deposit (note 1)	0	0	229	404	1,353	2,603
Transfers (to) and from other subaccounts	18,470	(9,941)	(474,980)	101,254	(79,990)	918,310
Transfers (to) and from fixed dollar contract	1,302	(757)	51,231	71,637	471,492	165,008
Withdrawals and surrenders	(90,818)	(39,057)	(92,974)	(42,145)	(14,079)	(22)
Surrender charges (note 2)	(88)	(70)	(156)	(20)	(666)	0
Annual contract charges (note 2)	(10,786)	(10,123)	(23,750)	(21,802)	(25,978)	(2,344)
Annuity and death benefit payments	(16,387)	(38,742)	(35,497)	(16,545)	(48,549)	(823)

Net equity transactions	(77,918)	(89,425)	(461,708)	283,137	2,717,222	2,240,076

Net change in contract owners’ equity	24,252	230,586	292,742	294,891	2,884,947	2,338,968
Contract owners’ equity:
Beginning of period	1,489,988	1,259,402	2,793,058	2,498,167	2,338,968	0

End of period	$1,514,240	$1,489,988	$3,085,800	$2,793,058	$5,223,915	$2,338,968

Change in units:
Beginning units	85,626	91,278	223,775	201,974	206,277	0

Units purchased	4,625	5,608	24,931	50,621	257,175	207,006
Units redeemed	(9,120)	(11,260)	(55,693)	(28,820)	(21,465)	(729)

Ending units	81,131	85,626	193,013	223,775	441,987	206,277

(b)	Period from February 20, 2013, date of commencement of operations, to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,224)	$(5,238)	$(338)	$(98)	$1,581	$(12)	$68,057	$71,183
Reinvested capital gains	46,979	0	0	0	21,716	42,678	427,340	0
Realized gain (loss)	32,553	175,670	679	4,605	12,958	8,352	(20,550)	(83,703)
Unrealized gain (loss)	(5,594)	28,051	5,191	9,056	23,347	82,676	(1,055,916)	509,435

Net increase (decrease) in contract owners’ equity from operations	66,714	198,483	5,532	13,563	59,602	133,694	(581,069)	496,915

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	10,000	118,185	111,769
Extra credit fund deposit (note 1)	0	0	0	0	0	0	130	688
Transfers (to) and from other subaccounts	(19,581)	(252,796)	(1,163)	15,251	135,808	40,970	326,012	(15,422)
Transfers (to) and from fixed dollar contract	0	0	0	0	1,525	5,406	27,580	1,554
Withdrawals and surrenders	(95,162)	(79,721)	0	0	(35,148)	(33,584)	(167,578)	(109,127)
Surrender charges (note 2)	(525)	(1,663)	0	0	(228)	(730)	(247)	(797)
Annual contract charges (note 2)	(4,358)	(3,098)	(586)	(304)	(6,170)	(5,281)	(32,177)	(30,670)
Annuity and death benefit payments	(351)	(273)	(636)	(662)	(14,469)	(11,973)	(43,091)	(58,492)

Net equity transactions	(119,977)	(337,551)	(2,385)	14,285	81,318	4,808	228,814	(100,497)

Net change in contract owners’ equity	(53,263)	(139,068)	3,147	27,848	140,920	138,502	(352,255)	396,418
Contract owners’ equity:
Beginning of period	678,504	817,572	95,938	68,090	863,764	725,262	4,402,611	4,006,193

End of period	$625,241	$678,504	$99,085	$95,938	$1,004,684	$863,764	$4,050,356	$4,402,611

Change in units:
Beginning units	72,801	112,634	11,705	10,477	48,001	47,033	320,571	328,694

Units purchased	177	25,293	38	6,869	8,476	4,404	43,793	59,682
Units redeemed	(12,246)	(65,126)	(328)	(5,641)	(3,250)	(3,436)	(21,916)	(67,805)

Ending units	60,732	72,801	11,415	11,705	53,227	48,001	342,448	320,571

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Service Shares		J.P. Morgan Insurance Trust - Class I
	INTECH U.S. Low Volatility Subaccount		Small Cap Core Subaccount		Mid Cap Value Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(48,941)	$8,487	$(3,341)	$(1,885)	$(19,913)	$(10,963)
Reinvested capital gains	20,703	13,190	21,796	0	178,593	29,978
Realized gain (loss)	115,346	7,874	11,916	11,313	186,014	159,396
Unrealized gain (loss)	1,377,378	242,074	(8,193)	64,128	81,217	556,034

Net increase (decrease) in contract owners’ equity from operations	1,464,486	271,625	22,178	73,556	425,911	734,445

Equity transactions:
Contract purchase payments (note 1)	5,110,481	2,944,386	0	0	72,948	141,183
Extra credit fund deposit (note 1)	1,512	3,354	0	0	0	0
Transfers (to) and from other subaccounts	(602,327)	1,022,858	6,519	(24,671)	(121,516)	(16,856)
Transfers (to) and from fixed dollar contract	1,895,455	897,059	8,397	42,959	7,234	23,546
Withdrawals and surrenders	(27,153)	(22)	(16,075)	0	(108,409)	(22,867)
Surrender charges (note 2)	(1,223)	0	0	0	(122)	(87)
Annual contract charges (note 2)	(61,962)	(4,705)	(1,961)	(1,751)	(21,836)	(19,620)
Annuity and death benefit payments	(7,347)	(1,169)	(1,525)	(1,420)	(58,314)	(42,225)

Net equity transactions	6,307,436	4,861,761	(4,645)	15,117	(230,015)	63,074

Net change in contract owners’ equity	7,771,922	5,133,386	17,533	88,673	195,896	797,519
Contract owners’ equity:
Beginning of period	5,212,607	79,221	265,686	177,013	3,231,006	2,433,487

End of period	$12,984,529	$5,212,607	$283,219	$265,686	$3,426,902	$3,231,006

Change in units:
Beginning units	428,243	8,012	12,765	11,934	100,987	98,323

Units purchased	566,203	430,375	1,263	2,490	5,392	13,630
Units redeemed	(74,813)	(10,144)	(1,438)	(1,659)	(10,837)	(10,966)

Ending units	919,633	428,243	12,590	12,765	95,542	100,987

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,566)	$(6,166)	$(235)	$(255)	$(5,050)	$(4,109)	$7,268	$3,520
Reinvested capital gains	110,648	4,163	1,237	596	45,183	1,208	32,763	0
Realized gain (loss)	9,893	15,895	553	3,513	13,402	13,720	57,676	14,337
Unrealized gain (loss)	(165,329)	144,070	477	1,848	(25,213)	83,782	(34,563)	123,041

Net increase (decrease) in contract owners’ equity from operations	(51,354)	157,962	2,032	5,702	28,322	94,601	63,144	140,898

Equity transactions:
Contract purchase payments (note 1)	1,071	11,400	0	0	13,235	36,195	96,998	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(67,089)	79,879	(828)	(568)	(15,680)	(10,688)	161,740	103,483
Transfers (to) and from fixed dollar contract	1,355	2,710	1,408	929	36,214	(371)	0	0
Withdrawals and surrenders	(18,009)	(11,861)	0	(10,728)	(21,496)	(8,918)	(283,722)	(12,000)
Surrender charges (note 2)	(197)	(510)	0	0	(173)	(19)	0	0
Annual contract charges (note 2)	(3,744)	(3,440)	(149)	(179)	(2,732)	(2,423)	(6,534)	(5,827)
Annuity and death benefit payments	(16,549)	(12,339)	0	0	(2,710)	(4,753)	(35,840)	(35,601)

Net equity transactions	(103,162)	65,839	431	(10,546)	6,658	9,023	(67,358)	50,055

Net change in contract owners’ equity	(154,516)	223,801	2,463	(4,844)	34,980	103,624	(4,214)	190,953
Contract owners’ equity:
Beginning of period	593,007	369,206	21,214	26,058	380,597	276,973	966,325	775,372

End of period	$438,491	$593,007	$23,677	$21,214	$415,577	$380,597	$962,111	$966,325

Change in units:
Beginning units	25,253	21,838	1,304	2,054	29,013	29,349	56,579	53,143

Units purchased	791	7,184	100	67	4,021	4,135	15,966	7,607
Units redeemed	(5,360)	(3,769)	(76)	(817)	(3,819)	(4,471)	(18,257)	(4,171)

Ending units	20,684	25,253	1,328	1,304	29,215	29,013	54,288	56,579

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount		Commodity RealReturn® Strategy Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,870	$56,050	$219,589	$237,955	$18,778	$(4,568)	$(30,896)	$4,849
Reinvested capital gains	0	84,340	0	218,646	39,372	10,623	0	0
Realized gain (loss)	(38,389)	(7,718)	17,157	11,337	(38,789)	(196,039)	(504,628)	(211,332)
Unrealized gain (loss)	226,029	(1,151,758)	505,272	(1,432,981)	1,926	(155,812)	144,225	(295,666)

Net increase (decrease) in contract owners’ equity from operations	194,510	(1,019,086)	742,018	(965,043)	21,287	(345,796)	(391,299)	(502,149)

Equity transactions:
Contract purchase payments (note 1)	243,392	214,671	654,183	1,085,375	53,585	104,964	85,165	98,747
Extra credit fund deposit (note 1)	252	1,413	186	4,844	0	405	38	404
Transfers (to) and from other subaccounts	110,909	2,559,394	(834,266)	(2,053,116)	(105,645)	(2,187,119)	(1,847,617)	787,380
Transfers (to) and from fixed dollar contract	242,374	376,103	359,560	630,654	20,084	47,334	103,386	124,861
Withdrawals and surrenders	(737,689)	(205,876)	(2,181,484)	(655,412)	(239,396)	(149,356)	(77,296)	(55,988)
Surrender charges (note 2)	(752)	(867)	(3,314)	(2,529)	(120)	(398)	(173)	(25)
Annual contract charges (note 2)	(95,245)	(80,847)	(211,033)	(220,398)	(8,580)	(25,462)	(26,863)	(28,829)
Annuity and death benefit payments	(105,060)	(69,824)	(314,436)	(227,569)	(16,820)	(28,486)	(31,214)	(18,878)

Net equity transactions	(341,819)	2,794,167	(2,530,604)	(1,438,151)	(296,892)	(2,238,118)	(1,794,574)	907,672

Net change in contract owners’ equity	(147,309)	1,775,081	(1,788,586)	(2,403,194)	(275,605)	(2,583,914)	(2,185,873)	405,523
Contract owners’ equity:
Beginning of period	10,855,169	9,080,088	25,836,781	28,239,975	1,561,860	4,145,774	3,491,488	3,085,965

End of period	$10,707,860	$10,855,169	$24,048,195	$25,836,781	$1,286,255	$1,561,860	$1,305,615	$3,491,488

Change in units:
Beginning units	768,284	559,481	1,771,327	1,867,664	94,149	246,093	379,609	287,352

Units purchased	78,438	297,716	178,973	348,655	18,013	46,321	55,262	199,128
Units redeemed	(93,855)	(88,913)	(333,328)	(444,992)	(33,525)	(198,265)	(264,467)	(106,871)

Ending units	752,867	768,284	1,616,972	1,771,327	78,637	94,149	170,404	379,609

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	PIMCO Variable Insurance Trust - Administrative Shares				Royce Capital Fund - Investment Class
	Global Diversified Allocation Subaccount		Short-Term Subaccount		Micro-Cap Subaccount		Small-Cap Subaccount
	2014	2013	2014	2013(c)	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$434,292	$249,704	$(3,768)	$(1,362)	$(22,775)	$(11,242)	$(113,935)	$(22,266)
Reinvested capital gains	281,972	291,404	514	0	137,963	44,732	995,229	511,277
Realized gain (loss)	25,130	17,581	298	0	15,295	45,555	602,288	513,686
Unrealized gain (loss)	(100,005)	(19,508)	(1,049)	0	(215,696)	197,544	(1,421,972)	1,608,631

Net increase (decrease) in contract owners’ equity from operations	641,389	539,181	(4,005)	(1,362)	(85,213)	276,589	61,610	2,611,328

Equity transactions:
Contract purchase payments (note 1)	4,878,355	6,947,776	58,760	0	32,717	27,725	464,453	280,158
Extra credit fund deposit (note 1)	682	6,515	0	0	52	177	781	1,163
Transfers (to) and from other subaccounts	(224,274)	(551,725)	93,411	1,941,377	55,065	95,283	(1,815,303)	(975,245)
Transfers (to) and from fixed dollar contract	2,072,950	1,875,779	0	0	15,655	39,359	150,860	130,803
Withdrawals and surrenders	(35,118)	(4,734)	0	0	(13,497)	(40,258)	(295,043)	(192,574)
Surrender charges (note 2)	(1,284)	0	0	0	(96)	(258)	(685)	(335)
Annual contract charges (note 2)	(117,510)	(18,296)	(5,140)	0	(11,804)	(10,276)	(71,405)	(69,451)
Annuity and death benefit payments	(32,386)	(15,320)	(1,575,381)	0	(12,640)	(25,057)	(131,253)	(68,097)

Net equity transactions	6,541,415	8,239,995	(1,428,350)	1,941,377	65,452	86,695	(1,697,595)	(893,578)

Net change in contract owners’ equity	7,182,804	8,779,176	(1,432,355)	1,940,015	(19,761)	363,284	(1,635,985)	1,717,750
Contract owners’ equity:
Beginning of period	10,158,360	1,379,184	1,940,015	0	1,766,061	1,402,777	9,940,921	8,223,171

End of period	$17,341,164	$10,158,360	$507,660	$1,940,015	$1,746,300	$1,766,061	$8,304,936	$9,940,921

Change in units:
Beginning units	923,591	137,650	194,227	0	64,911	61,570	365,927	400,485

Units purchased	646,492	851,184	15,659	194,227	6,694	13,585	42,092	44,608
Units redeemed	(58,774)	(65,243)	(158,744)	0	(3,488)	(10,244)	(110,918)	(79,166)

Ending units	1,511,309	923,591	51,142	194,227	68,117	64,911	297,101	365,927

(c)	Period from November 1, 2013, date of commencement of operations, to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Dreyfus Variable Investment Fund - Service Shares		Franklin Templeton Variable Insurance Products Trust - Class 2
	Appreciation Subaccount		Templeton Foreign VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Franklin Income VIP Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,462	$4,023	$12,780	$25,500	$(9,245)	$(11,352)	$36,820	$48,747
Reinvested capital gains	21,618	1,685	0	0	123,152	2,498	0	0
Realized gain (loss)	25,457	6,021	81,227	37,338	205,571	47,737	10,148	7,459
Unrealized gain (loss)	932	118,764	(382,153)	398,366	(303,321)	246,614	(13,288)	60,523

Net increase (decrease) in contract owners’ equity from operations	51,469	130,493	(288,146)	461,204	16,157	285,497	33,680	116,729

Equity transactions:
Contract purchase payments (note 1)	38,057	2,500	9,756	59,083	5,329	25,384	0	0
Extra credit fund deposit (note 1)	0	0	0	1,143	0	653	0	0
Transfers (to) and from other subaccounts	(38,020)	26,898	105,388	(15,389)	(794,933)	(96,828)	93,584	(140,427)
Transfers (to) and from fixed dollar contract	0	9,529	(11,711)	869	(3,501)	339	1,355	2,710
Withdrawals and surrenders	(17,957)	(11,013)	(182,023)	(30,410)	(78,004)	(15,507)	(50,095)	(10,054)
Surrender charges (note 2)	0	0	(241)	(7)	(2)	(4)	(138)	0
Annual contract charges (note 2)	(3,765)	(3,767)	(17,110)	(17,459)	(5,094)	(7,551)	(7,048)	(8,119)
Annuity and death benefit payments	(12,387)	(2,719)	(22,008)	(20,116)	(9,399)	(11,551)	(21,781)	(21,155)

Net equity transactions	(34,072)	21,428	(117,949)	(22,286)	(885,604)	(105,065)	15,877	(177,045)

Net change in contract owners’ equity	17,397	151,921	(406,095)	438,918	(869,447)	180,432	49,557	(60,316)
Contract owners’ equity:
Beginning of period	805,031	653,110	2,571,811	2,132,893	1,030,557	850,125	961,852	1,022,168

End of period	$822,428	$805,031	$2,165,716	$2,571,811	$161,110	$1,030,557	$1,011,409	$961,852

Change in units:
Beginning units	40,694	39,360	157,649	158,738	59,370	66,490	59,498	71,158

Units purchased	4,035	2,785	17,353	14,275	1,300	4,537	8,127	3,196
Units redeemed	(5,365)	(1,451)	(23,713)	(15,364)	(51,897)	(11,657)	(7,026)	(14,856)

Ending units	39,364	40,694	151,289	157,649	8,773	59,370	60,599	59,498

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount (note 4)		ClearBridge Variable Equity Income Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi- Strategy VIT Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$73,289	$793	$4,709	$623	$7,059	$207	$167,411	$79,869
Reinvested capital gains	235,861	20,878	0	0	29,127	2,327	385,949	8,144
Realized gain (loss)	(255,811)	6,213	507	967	739	7,645	137,092	57,411
Unrealized gain (loss)	(28,364)	26,067	25,137	11,382	(29,023)	1,892	896,611	1,198,589

Net increase (decrease) in contract owners’ equity from operations	24,975	53,951	30,353	12,972	7,902	12,071	1,587,063	1,344,013

Equity transactions:
Contract purchase payments (note 1)	146,203	18,834	232,120	0	4,500	53,660	13,474,421	10,603,206
Extra credit fund deposit (note 1)	0	0	0	0	0	0	8,281	10,538
Transfers (to) and from other subaccounts	(494,432)	148,643	(682)	18,763	383,799	(5,208)	751,180	6,072,032
Transfers (to) and from fixed dollar contract	3,009	0	9,700	37,533	(60)	0	5,375,933	2,278,011
Withdrawals and surrenders	(4,347)	(1,308)	0	0	(6,492)	0	(508,707)	(15,469)
Surrender charges (note 2)	0	(1)	0	0	0	0	(10,411)	(35)
Annual contract charges (note 2)	(2,005)	(1,285)	(624)	(417)	(664)	(391)	(237,785)	(31,542)
Annuity and death benefit payments	(2,843)	(3,094)	0	0	(146)	0	(160,914)	(29,165)

Net equity transactions	(354,415)	161,789	240,514	55,879	380,937	48,061	18,691,998	18,887,576

Net change in contract owners’ equity	(329,440)	215,740	270,867	68,851	388,839	60,132	20,279,061	20,231,589
Contract owners’ equity:
Beginning of period	329,440	113,700	104,471	35,620	98,150	38,018	21,791,873	1,560,284

End of period	$0	$329,440	$375,338	$104,471	$486,989	$98,150	$42,070,934	$21,791,873

Change in units:
Beginning units	13,752	6,072	6,003	2,544	4,540	2,510	1,732,191	144,810

Units purchased	5,631	10,610	12,306	4,182	16,426	4,345	1,557,942	1,672,219
Units redeemed	(19,383)	(2,930)	(71)	(723)	(641)	(2,315)	(108,779)	(84,838)

Ending units	0	13,752	18,238	6,003	20,325	4,540	3,181,354	1,732,191

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Neuberger Berman Advisers Management Trust - S Class		Federated Insurance Series - Service Shares
	AMT Mid Cap Intrinsic Value Subaccount		Kaufmann Fund II Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013 (d)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,442)	$(4,940)	$(6,108)	$(4,750)	$117,527	$(5,145)	$(13,448)	$(43)
Reinvested capital gains	28,747	0	44,605	30,205	519,333	0	89,721	0
Realized gain (loss)	60,848	42,789	14,464	9,580	33,904	21,773	(11,091)	0
Unrealized gain (loss)	41,804	272,212	(17,523)	79,208	(553,323)	513,980	(142,281)	629

Net increase (decrease) in contract owners’ equity from operations	124,957	310,061	35,438	114,243	117,441	530,608	(77,099)	586

Equity transactions:
Contract purchase payments (note 1)	124,628	880	40,247	3,750	3,817,618	2,941,299	1,684,153	78,083
Extra credit fund deposit (note 1)	0	0	0	0	4,231	3,148	3,024	0
Transfers (to) and from other subaccounts	(67,498)	(111,264)	32,183	6,261	340,077	448,393	317,819	0
Transfers (to) and from fixed dollar contract	0	(10,265)	0	1,000	1,708,514	1,098,452	844,336	0
Withdrawals and surrenders	(114,117)	(50,790)	(17,812)	(6,407)	(88,574)	(2,518)	(394)	0
Surrender charges (note 2)	(88)	(73)	0	0	(5,099)	0	0	0
Annual contract charges (note 2)	(8,343)	(8,568)	(3,071)	(2,857)	(69,052)	(13,798)	(1,264)	0
Annuity and death benefit payments	(9,704)	(19,639)	(6,677)	(2,341)	(16,662)	(3,319)	(577)	0

Net equity transactions	(75,122)	(199,719)	44,870	(594)	5,691,053	4,471,657	2,847,097	78,083

Net change in contract owners’ equity	49,835	110,342	80,308	113,649	5,808,494	5,002,265	2,769,998	78,669
Contract owners’ equity:
Beginning of period	1,056,196	945,854	413,840	300,191	5,767,538	765,273	78,669	0

End of period	$1,106,031	$1,056,196	$494,148	$413,840	$11,576,032	$5,767,538	$2,848,667	$78,669

Change in units:
Beginning units	75,138	90,999	32,203	32,389	432,415	68,816	7,741	0

Units purchased	8,900	3,011	7,867	2,798	456,100	380,076	298,366	7,741
Units redeemed	(14,016)	(18,872)	(4,048)	(2,984)	(40,870)	(16,477)	(18,024)	0

Ending units	70,022	75,138	36,022	32,203	847,645	432,415	288,083	7,741

(d)	Period from November 1, 2013, date of commencement of operations, to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Markets Navigator Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(37,606)	$(44,545)	$(111)	$542	$(2,206)	$(1,796)	$(86,763)	$(25,484)
Reinvested capital gains	1,558,771	1,086,729	9,809	0	48,166	7,630	58,573	101,362
Realized gain (loss)	759,147	719,249	5,642	753	6,903	10,447	11,675	5,630
Unrealized gain (loss)	(1,255,652)	877,100	12,837	11,040	(25,917)	36,814	200,274	118,781

Net increase (decrease) in contract owners’ equity from operations	1,024,660	2,638,533	28,177	12,335	26,946	53,095	183,759	200,289

Equity transactions:
Contract purchase payments (note 1)	273,601	398,560	40,000	120,000	33,670	450	2,165,992	2,388,481
Extra credit fund deposit (note 1)	952	311	0	0	0	0	319	1,005
Transfers (to) and from other subaccounts	(2,501,756)	(2,343,355)	21,856	5,763	(6,740)	(42,761)	95,987	673,696
Transfers (to) and from fixed dollar contract	222,839	298,415	0	0	0	0	636,946	713,286
Withdrawals and surrenders	(270,740)	(159,477)	0	0	(14,731)	(1,041)	(16,398)	(12,268)
Surrender charges (note 2)	(590)	(117)	0	0	(279)	0	(645)	(796)
Annual contract charges (note 2)	(81,645)	(85,108)	(229)	(112)	(1,139)	(970)	(50,118)	(7,750)
Annuity and death benefit payments	(116,653)	(55,561)	0	0	(2,052)	(634)	(47,120)	(1,323)

Net equity transactions	(2,473,992)	(1,946,332)	61,627	125,651	8,729	(44,956)	2,784,963	3,754,331

Net change in contract owners’ equity	(1,449,332)	692,201	89,804	137,986	35,675	8,139	2,968,722	3,954,620
Contract owners’ equity:
Beginning of period	9,824,464	9,132,263	139,536	1,550	218,841	210,702	4,333,965	379,345

End of period	$8,375,132	$9,824,464	$229,340	$139,536	$254,516	$218,841	$7,302,687	$4,333,965

Change in units:
Beginning units	754,012	925,719	10,152	155	15,579	19,376	379,025	37,131

Units purchased	38,716	69,646	4,323	10,497	2,376	1,666	267,408	349,471
Units redeemed	(214,056)	(241,353)	(240)	(500)	(1,744)	(5,463)	(23,169)	(7,577)

Ending units	578,672	754,012	14,235	10,152	16,211	15,579	623,264	379,025

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Templeton Foreign VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Franklin Income VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$46,493	$92,213	$(68,217)	$(73,372)	$62,607	$69,041	$8,456	$69,897
Reinvested capital gains	0	0	848,748	14,972	0	0	614	135,242
Realized gain (loss)	161,638	289,605	1,023,767	344,275	40,421	38,570	10,410	18,281
Unrealized gain (loss)	(1,527,227)	1,375,357	(1,661,198)	1,368,836	(81,792)	66,629	(12,451)	(63,711)

Net increase (decrease) in contract owners’ equity from operations	(1,319,096)	1,757,175	143,100	1,654,711	21,236	174,240	7,029	159,709

Equity transactions:
Contract purchase payments (note 1)	432,214	454,164	183,072	315,853	379,120	92,516	69,835	23,992
Extra credit fund deposit (note 1)	1,335	272	110	156	0	336	0	0
Transfers (to) and from other subaccounts	1,549,856	(592,169)	(4,378,790)	(895,327)	581,785	(57,657)	(20,588)	68,983
Transfers (to) and from fixed dollar contract	273,175	257,934	125,426	149,233	34,991	56,288	0	291
Withdrawals and surrenders	(222,471)	(121,204)	(185,237)	(96,780)	(308,369)	(113,473)	(206,211)	(12,396)
Surrender charges (note 2)	(871)	(766)	(341)	(75)	(346)	(1,734)	(1,658)	(96)
Annual contract charges (note 2)	(83,464)	(77,941)	(41,676)	(45,815)	(11,098)	(9,193)	(6,323)	(5,555)
Annuity and death benefit payments	(121,640)	(49,790)	(61,711)	(28,552)	(23,664)	(13,785)	(17,151)	(1,926)

Net equity transactions	1,828,134	(129,500)	(4,359,147)	(601,307)	652,419	(46,702)	(182,096)	73,293

Net change in contract owners’ equity	509,038	1,627,675	(4,216,047)	1,053,404	673,655	127,538	(175,067)	233,002
Contract owners’ equity:
Beginning of period	9,768,500	8,140,825	5,947,737	4,894,333	1,541,947	1,414,409	931,375	698,373

End of period	$10,277,538	$9,768,500	$1,731,690	$5,947,737	$2,215,602	$1,541,947	$756,308	$931,375

Change in units:
Beginning units	810,052	822,514	408,517	456,674	117,447	121,522	69,372	62,724

Units purchased	216,207	113,843	29,749	42,278	77,147	17,256	6,266	15,542
Units redeemed	(54,422)	(126,305)	(323,910)	(90,435)	(30,708)	(21,331)	(18,537)	(8,894)

Ending units	971,837	810,052	114,356	408,517	163,886	117,447	57,101	69,372

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ivy Funds Variable Insurance Portfolios
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(50,207)	$(5,093)	$(8,994)	$(9,299)	$(6,815)	$(4,854)
Reinvested capital gains	778,243	0	0	0	39,378	21,193
Realized gain (loss)	171,211	148,605	10,831	(3,084)	25,305	32,434
Unrealized gain (loss)	(1,288,925)	1,009,904	(94,154)	59,769	(53,332)	114,783

Net increase (decrease) in contract owners’ equity from operations	(389,678)	1,153,416	(92,317)	47,386	4,536	163,556

Equity transactions:
Contract purchase payments (note 1)	569,907	553,213	30,493	9,900	67,573	0
Extra credit fund deposit (note 1)	0	0	78	168	0	0
Transfers (to) and from other subaccounts	(506,927)	(228,719)	(7,385)	(19,109)	60,776	83,758
Transfers (to) and from fixed dollar contract	52,851	96,648	9,725	38,575	4,743	7,550
Withdrawals and surrenders	(282,498)	(101,850)	(15,059)	(79,439)	(4,033)	(38,104)
Surrender charges (note 2)	(1,730)	(1,007)	(76)	0	0	0
Annual contract charges (note 2)	(42,421)	(39,603)	(4,634)	(4,997)	(3,097)	(3,140)
Annuity and death benefit payments	(123,599)	(80,347)	(10,417)	(10,065)	(8,744)	(4,985)

Net equity transactions	(334,417)	198,335	2,725	(64,967)	117,218	45,079

Net change in contract owners’ equity	(724,095)	1,351,751	(89,592)	(17,581)	121,754	208,635
Contract owners’ equity:
Beginning of period	6,163,667	4,811,916	699,299	716,880	454,555	245,920

End of period	$5,439,572	$6,163,667	$609,707	$699,299	$576,309	$454,555

Change in units:
Beginning units	391,204	377,586	70,415	76,845	19,404	16,263

Units purchased	50,570	62,946	12,111	10,503	9,940	9,421
Units redeemed	(72,697)	(49,328)	(11,342)	(16,933)	(4,985)	(6,280)

Ending units	369,077	391,204	71,184	70,415	24,359	19,404

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Northern Lights Variable Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Moderate Risk Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(26,923)	$(11,620)	$(35,662)	$(16,222)	$(25,069)	$(10,627)
Reinvested capital gains	56,263	0	153,631	0	0	0
Realized gain (loss)	25,389	25,098	53,926	115,865	27,055	12,396
Unrealized gain (loss)	35,896	213,921	(13,289)	538,315	(9,005)	263,683

Net increase (decrease) in contract owners’ equity from operations	90,625	227,399	158,606	637,958	(7,019)	265,452

Equity transactions:
Contract purchase payments (note 1)	1,506,117	3,308,375	3,897,491	6,322,659	2,125,243	1,262,957
Extra credit fund deposit (note 1)	129	936	1,718	2,390	278	1,188
Transfers (to) and from other subaccounts	(4,672)	396,565	(24,877)	(2,032,570)	37,059	864,061
Transfers (to) and from fixed dollar contract	805,179	531,256	1,657,999	1,654,904	345,709	279,725
Withdrawals and surrenders	(73,663)	(3,511)	(96,863)	(30,769)	(41,838)	(5,882)
Surrender charges (note 2)	(4,068)	0	(4,842)	(1,586)	(1,908)	0
Annual contract charges (note 2)	(56,339)	(16,401)	(99,893)	(33,803)	(39,474)	(13,835)
Annuity and death benefit payments	(98,431)	(241,529)	(33,442)	(248,499)	(16,193)	(4,921)

Net equity transactions	2,074,252	3,975,691	5,297,291	5,632,726	2,408,876	2,383,293

Net change in contract owners’ equity	2,164,877	4,203,090	5,455,897	6,270,684	2,401,857	2,648,745
Contract owners’ equity:
Beginning of period	5,574,725	1,371,635	8,856,956	2,586,272	3,543,288	894,543

End of period	$7,739,602	$5,574,725	$14,312,853	$8,856,956	$5,945,145	$3,543,288

Change in units:
Beginning units	501,467	131,265	768,849	248,636	303,852	87,713

Units purchased	222,344	409,111	510,060	759,157	228,461	227,619
Units redeemed	(38,555)	(38,909)	(52,707)	(238,944)	(21,504)	(11,480)

Ending units	685,256	501,467	1,226,202	768,849	510,809	303,852

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	AllianceBernstein Variable Products Series Fund, Inc. - Class B
	Dynamic Asset Allocation Subaccount		Total Subaccounts
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(32,990)	$(12,755)	$168,536	$417,011
Reinvested capital gains	144,186	4,972	10,454,954	5,129,903
Realized gain (loss)	7,062	5,765	6,931,983	5,615,669
Unrealized gain (loss)	(30,475)	112,234	(6,816,884)	21,215,997

Net increase (decrease) in contract owners’ equity from operations	87,783	110,216	10,738,589	32,378,580

Equity transactions:
Contract purchase payments (note 1)	1,890,937	1,490,876	56,917,901	53,912,317
Extra credit fund deposit (note 1)	0	823	38,883	68,173
Transfers (to) and from other subaccounts	196,055	(62,939)	0	0
Transfers (to) and from fixed dollar contract	392,106	152,185	22,032,690	15,435,904
Withdrawals and surrenders	(6,048)	(5)	(12,366,030)	(4,475,532)
Surrender charges (note 2)	(156)	0	(58,522)	(20,665)
Annual contract charges (note 2)	(22,525)	(2,948)	(2,567,204)	(1,769,447)
Annuity and death benefit payments	(13,583)	(2,976)	(4,865,626)	(2,484,899)

Net equity transactions	2,436,786	1,575,016	59,132,092	60,665,851

Net change in contract owners’ equity	2,524,569	1,685,232	69,870,681	93,044,431
Contract owners’ equity:
Beginning of period	2,028,479	343,247	293,677,521	200,633,090

End of period	$4,553,048	$2,028,479	$363,548,202	$293,677,521

Change in units:
Beginning units	177,866	33,170	20,750,714	15,339,113

Units purchased	218,096	152,365	8,912,048	9,445,395
Units redeemed	(7,400)	(7,669)	(4,268,904)	(4,033,794)

Ending units	388,562	177,866	25,393,858	20,750,714

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2014

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from NSLA’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NSLA may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA and The Ohio National Life Insurance Company (“ONLIC”) is the sole owner of ONEQ and NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, Bristol Growth, and Risk Managed Balanced

Wells Fargo Advantage Variable Trust Funds: Opportunity

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds – Series II (Invesco Variable Insurance Funds): Invesco V.I. International Growth, and Invesco V.I. Balanced-Risk Allocation

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, and INTECH U.S. Low Volatility

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

MFS® Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, and Short-Term

Royce Capital Fund - Investment Class: Micro-Cap and Small-Cap

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Franklin Templeton Variable Insurance Products Trust - Class 2: Templeton Foreign VIP, Franklin Flex Cap Growth VIP, and Franklin Income VIP

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Equity Income, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series - Service Shares: Kaufmann Fund II, Managed Volatility Fund II, and Managed Tail Risk Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Markets Navigator

Franklin Templeton Variable Insurance Products Trust - Class 4: Templeton Foreign VIP, Franklin Flex Cap Growth VIP, Franklin Income VIP, and Franklin Founding Funds Allocation VIP

Ivy Funds Variable Insurance Portfolios: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class II: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

AllianceBernstein Variable Product Series Fund, Inc. - Class B: Dynamic Asset Allocation

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $24.3 million and $19.8 million for the periods ended December 31, 2014 and 2013, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2014.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.	Subsequent Events

Effective March 27, 2015, the Investors Growth Stock Series – Service Class of MFS® Variable Insurance Trust merged into the Massachusetts Investors Growth Stock Portfolio – Service Class of MFS® Variable Insurance Trust II.

The Account has evaluated for possible subsequent events through April 8, 2015, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	Nscore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes

In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	NA	NA	1.00% to 2.00%
Joint GLWB Preferred I.S.	NA	NA	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%

Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	NA
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	NA
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 investment restrictions (1)	NA	0.85% to 1.50%	NA

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.20% to 0.55%	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40% to 1.45%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.65% to 1.70%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	1.00% to 2.00%
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% 0.90%	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA which is taxed as an insurance company under the Internal Revenue Code. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Taxes are the responsibility of the contract owner upon surrender or withdrawal. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio – Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio – Class I of Legg Mason Partners Variable Equity Trust.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. Class – II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$363,548,202	$0	$0	$363,548,202

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2014.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$5,218,868	$573,994
Money Market Subaccount	834,054	1,202,718
Bond Subaccount	209,356	278,358
Omni Subaccount	1,350	69,742
International Subaccount	593,401	501,613
Capital Appreciation Subaccount	5,608,209	494,969
International Small-Mid Company Subaccount	11,333	30,747
Aggressive Growth Subaccount	35,566	108,622
Small Cap Growth Subaccount	1,982,072	318,801
Mid Cap Opportunity Subaccount	28,060	95,698
S&P 500® Index Subaccount	722,646	236,740
Strategic Value Subaccount	878,874	2,534,434
High Income Bond Subaccount	804,779	2,064,342
Capital Growth Subaccount	193,074	67,165
Nasdaq-100® Index Subaccount	250,500	261,173
Bristol Subaccount	242,299	824,732
Bryton Growth Subaccount	483,051	702,773
Balanced Subaccount	13,616,319	1,186,487
Target VIP Subaccount	103,713	172,824
Bristol Growth Subaccount	143,377	425,658
Risk Managed Balanced Subaccount	397,260	5,202
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	10	315
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	257,628	168,700
U.S. Real Estate Subaccount	171,908	407,860
Growth Subaccount	223,819	109,872
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount	407,992	85,701
Invesco V.I. Balanced-Risk Allocation Subaccount	2,526,301	8,257,343
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	857,485	1,336,526
U.S. Equity Insights Subaccount	47,761	206,303
Strategic Growth Subaccount	67,870	29,910
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	1,249,719	1,218,495
U.S. Small-Mid Cap Equity Subaccount	84,142	63,655
U.S. Strategic Equity Subaccount	39,556	19,649
International Equity Subaccount	1,782,381	1,179,318
Global Dynamic Multi Asset Subaccount	3,329,205	249,684
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	211,106	222,185
Jennison Subaccount	25,175	130,265
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	956,168	937,811
VIP Contrafund® Subaccount	666,259	833,191
VIP Growth Subaccount	50,170	35,645
VIP Equity-Income Subaccount	146,772	182,979
VIP Real Estate Subaccount	587,372	852,143
VIP Target Volatility Subaccount	3,163,991	307,490

Janus Aspen Series - Service Shares:
Janus Subaccount	50,076	130,298
Global Research Subaccount	1,236	3,959
Balanced Subaccount	179,568	74,953
Overseas Subaccount	1,082,907	358,696
INTECH U.S. Low Volatility Subaccount	7,411,661	1,132,463
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	48,396	34,586
Mid Cap Value Subaccount	343,900	415,235
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	127,526	126,606
Investors Growth Stock Subaccount	2,974	1,541
Mid Cap Growth Subaccount	102,626	55,835
Total Return Subaccount	319,044	346,371
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	1,287,060	1,622,009
Total Return Subaccount	3,226,490	5,537,505
Global Bond Subaccount	364,052	602,794
CommodityRealReturn® Strategy Subaccount	529,177	2,354,647
Global Diversified Allocation Subaccount	8,134,958	877,279
Short-Term Subaccount	156,823	1,588,427
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount	292,552	111,912
Small-Cap Subaccount	2,083,711	2,900,012
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	111,780	120,772
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount	303,845	409,014
Franklin Flex Cap Growth VIP Subaccount	145,758	917,455
Franklin Income VIP Subaccount	184,912	132,215
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount	462,668	507,933
ClearBridge Variable Equity Income Subaccount	248,985	3,762
ClearBridge Variable Large Cap Value Subaccount	433,382	16,259
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	21,119,721	1,874,363
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	172,231	225,048
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	145,611	62,244
Managed Volatility II Subaccount	7,031,555	703,642
Managed Tail Risk II Subaccount	3,129,782	206,412
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	2,186,614	3,139,441
U.S. Equity Insights Subaccount	78,499	7,174
Strategic Growth Subaccount	82,423	27,734
Global Markets Navigator Subaccount	3,110,997	354,224
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount	2,645,143	770,516
Franklin Flex Cap Growth VIP Subaccount	1,290,175	4,868,791
Franklin Income VIP Subaccount	1,161,840	446,814
Franklin Founding Funds Allocation VIP Subaccount	102,081	275,107
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	1,589,025	1,195,406
VIP Global Natural Resources Subaccount	125,464	131,733
VIP Science and Technology Subaccount	271,098	121,317
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount	2,630,977	527,385
TOPS® Managed Risk Moderate Growth ETF Subaccount	6,201,540	786,280
TOPS® Managed Risk Growth ETF Subaccount	2,708,028	324,221
AllianceBernstein Variable Products Series Fund, Inc. - Class B
Dynamic Asset Allocation Subaccount	2,681,047	133,065

Totals	$135,310,869	$65,555,287

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2014	507,761	$13.54 to $19.47	$6,948,811	0.90% to 1.75%	12.11% to 13.05%		0.71%
2013	166,965	$11.97 to $17.42	$1,869,642	0.90% to 1.65%	35.46% to 36.46%		0.89%
2012	192,251	$8.21 to $8.77	$1,579,358	0.90% to 1.40%	14.09% to 14.66%		1.35%
2011	217,856	$7.19 to $7.65	$1,568,459	0.90% to 1.40%	-4.71% to -4.24%		0.84%
2010	236,829	$7.55 to $7.99	$1,790,927	0.90% to 1.40%	6.42% to 6.95%		0.20%
Money Market Subaccount
2014	139,394	$9.27 to $12.28	$1,561,110	0.90% to 1.70%	-1.12%(a) to -0.89%		0.00%
2013	168,021	$9.44 to $12.39	$1,929,777	0.90% to 1.65%	-1.62% to -0.89%		0.00%
2012	159,741	$9.52 to $12.51	$1,852,546	0.90% to 1.55%	-1.53% to -0.90%		0.00%
2011	162,259	$9.67 to $12.62	$1,907,551	0.90% to 1.55%	-1.52% to -0.89%		0.00%
2010	189,888	$9.82 to $12.73	$2,269,555	0.90% to 1.55%	-1.53% to -0.89%		0.00%
Bond Subaccount
2014	80,259	$11.23 to $19.39	$1,378,175	0.90% to 1.70%	1.21%(a) to 4.94%		0.00%
2013	82,411	$10.80 to $18.48	$1,368,183	0.90% to 1.65%	-3.52% to -2.80%		0.00%
2012	81,194	$11.19 to $19.01	$1,406,987	0.90% to 1.65%	5.51% to 6.30%		0.00%
2011	80,998	$10.61 to $17.88	$1,329,539	0.90% to 1.65%	4.64% to 5.41%		0.00%
2010	91,207	$10.73 to $16.96	$1,447,564	0.90% to 1.55%	6.19% to 6.88%		0.00%
Omni Subaccount
2014	10,080	$13.93 to $15.13	$144,719	0.90% to 1.40%	10.57% to 11.12%		0.85%
2013	15,193	$12.60 to $13.61	$196,395	0.90% to 1.40%	28.73% to 29.37%		1.07%
2012	15,830	$9.79 to $10.52	$158,582	0.90% to 1.40%	10.49% to 11.04%		1.33%
2011	15,805	$8.86 to $9.48	$143,016	0.90% to 1.40%	-5.44% to -4.97%		1.29%
2010	16,064	$9.37 to $9.97	$153,514	0.90% to 1.40%	11.63% to 12.18%		1.89%
International Subaccount
2014	351,785	$10.96 to $11.33	$3,678,945	0.90% to 1.55%	-10.83% to -10.26%		0.00%
2013	337,793	$12.29 to $12.62	$3,955,724	0.90% to 1.55%	9.98% to 10.69%		0.00%
2012	320,564	$11.17 to $11.40	$3,408,666	0.90% to 1.55%	18.41% to 19.17%		0.00%
2011	351,491	$9.44 to $9.57	$3,150,893	0.90% to 1.55%	-16.70% to -16.16%		0.00%
2010	348,402	$11.33 to $11.41	$3,740,899	0.90% to 1.55%	14.97% to 15.71%		0.00%
Capital Appreciation Subaccount
2014	268,410	$19.12 to $33.96	$7,447,797	0.90% to 1.75%	6.68% to 7.57%		0.57%
2013	69,998	$17.99 to $31.57	$2,031,084	0.90% to 1.65%	32.33% to 33.31%		0.45%
2012	69,757	$12.96 to $23.68	$1,532,951	0.90% to 1.55%	15.79% to 16.54%		0.59%
2011	74,551	$11.19 to $20.32	$1,409,610	0.90% to 1.55%	-3.15% to -2.53%		0.39%
2010	78,953	$11.56 to $20.85	$1,538,482	0.90% to 1.55%	15.21% to 15.95%		0.24%
Millennium Subaccount (note 4)
2012	10,216	$8.38 to $8.93	$85,632	0.90% to 1.40%	7.92% to 8.46%		0.00%
2011	10,315	$7.76 to $8.24	$80,110	0.90% to 1.40%	-2.24% to -1.76%		0.00%
2010	13,623	$7.94 to $8.38	$108,207	0.90% to 1.40%	22.58% to 23.19%		0.00%
International Small-Mid Company Subaccount
2014	11,016	$13.19 to $19.80	$202,705	0.90% to 1.55%	-10.18% to -9.61%		0.00%
2013	11,843	$14.69 to $21.91	$242,350	0.90% to 1.55%	25.73% to 26.54%		0.00%
2012	13,684	$16.21 to $17.31	$224,680	0.90% to 1.40%	20.99% to 21.59%		0.00%
2011	14,315	$13.39 to $14.24	$194,019	0.90% to 1.40%	-18.65% to -18.25%		0.00%
2010	14,843	$16.47 to $17.41	$248,187	0.90% to 1.40%	18.08% to 18.67%		0.00%
Aggressive Growth Subaccount
2014	51,750	$10.87 to $18.78	$543,847	0.90% to 1.70%	8.62% to 13.27%	(b)	0.00%
2013	59,295	$10.01 to $16.07	$568,623	0.90% to 1.55%	29.44% to 30.27%		0.00%
2012	54,806	$7.68 to $12.42	$407,687	0.90% to 1.55%	20.98% to 21.77%		0.00%
2011	58,807	$6.31 to $10.26	$360,644	0.90% to 1.55%	-6.71% to -6.11%		0.00%
2010	58,554	$6.36 to $6.72	$374,401	0.90% to 1.40%	8.44% to 8.98%		0.00%
Small Cap Growth Subaccount
2014	156,483	$14.54 to $23.29	$2,466,045	0.90% to 1.75%	8.74% to 9.65%		0.00%
2013	39,929	$13.26 to $21.49	$522,769	0.90% to 1.65%	42.93% to 43.99%		0.00%
2012	29,858	$9.21 to $15.44	$266,753	0.90% to 1.55%	16.21% to 16.96%		0.00%
2011	23,840	$7.87 to $13.29	$183,688	0.90% to 1.55%	1.16% to 1.81%		0.00%
2010	23,025	$7.34 to $7.73	$172,721	0.90% to 1.40%	28.24% to 28.87%		0.00%
Mid Cap Opportunity Subaccount
2014	25,319	$19.72 to $25.72	$593,384	0.90% to 1.55%	9.81% to 10.51%		0.00%
2013	27,841	$17.96 to $23.27	$594,515	0.90% to 1.55%	30.44% to 31.28%		0.00%
2012	31,831	$13.77 to $17.73	$520,323	0.90% to 1.55%	17.87% to 18.63%		0.00%
2011	34,504	$11.68 to $14.94	$477,489	0.90% to 1.55%	-4.84% to -4.22%		0.00%
2010	36,428	$12.27 to $15.60	$529,490	0.90% to 1.55%	17.77% to 18.53%		0.00%
S&P 500® Index Subaccount
2014	111,826	$18.87 to $20.78	$2,186,981	0.90% to 1.55%	11.39% to 12.10%		1.44%
2013	85,985	$16.94 to $18.54	$1,499,524	0.90% to 1.55%	29.73% to 30.57%		1.20%
2012	94,053	$13.71 to $14.20	$1,254,578	0.90% to 1.65%	13.52% to 14.36%		1.39%
2011	99,893	$12.08 to $12.41	$1,171,858	0.90% to 1.65%	0.12% to 0.86%		1.60%
2010	74,305	$11.56 to $12.31	$869,595	0.90% to 1.40%	12.88% to 13.43%		1.43%
Strategic Value Subaccount
2014	387,519	$16.74 to $18.19	$6,388,866	0.90% to 1.75%	10.48% to 11.41%		4.65%
2013	505,516	$15.03 to $16.46	$7,502,486	0.90% to 1.75%	18.92% to 19.92%		3.03%
2012	406,227	$12.53 to $13.84	$5,030,817	0.90% to 1.75%	5.36% to 6.25%		2.82%
2011	38,072	$11.80 to $13.08	$423,252	0.90% to 1.55%	12.29% to 13.01%		1.83%
2010	31,856	$9.80	$312,307	1.40%	10.44%		5.72%
High Income Bond Subaccount
2014	226,692	$13.42 to $23.76	$4,347,851	0.90% to 1.75%	1.00% to 1.85%		0.00%
2013	285,527	$13.28 to $23.33	$5,452,130	0.90% to 1.75%	5.24% to 6.13%		0.00%
2012	276,964	$12.62 to $21.98	$5,058,846	0.90% to 1.75%	12.36% to 13.32%		0.00%
2011	243,542	$11.23 to $19.40	$4,062,513	0.90% to 1.75%	3.55% to 4.42%		0.00%
2010	210,186	$10.85 to $18.58	$3,539,692	0.90% to 1.65%	8.52%(a) to 13.07%		0.00%

Capital Growth Subaccount
2014	22,645	$18.58 to $39.94	$730,831	0.90% to 1.65%	0.78% to 1.53%		0.00%
2013	18,329	$18.44 to $39.34	$588,415	0.90% to 1.65%	28.15% to 29.10%		0.00%
2012	10,595	$14.80 to $30.47	$278,065	0.90% to 1.55%	12.07% to 12.79%		0.00%
2011	9,046	$13.21 to $25.25	$224,032	1.40% to 1.55%	-3.94% to -3.80%		0.00%
2010	7,777	$26.25	$204,115	1.40%	34.54%		0.00%
Nasdaq-100® Index Subaccount
2014	179,385	$9.83 to $22.89	$1,729,550	0.90% to 1.70%	17.18%(a) to 17.71%		1.08%
2013	183,329	$8.35 to $19.63	$1,475,756	0.90% to 1.65%	33.77% to 34.77%		1.12%
2012	95,268	$6.20 to $14.67	$601,395	0.90% to 1.65%	15.95% to 16.82%		0.66%
2011	97,594	$5.30 to $12.66	$517,719	0.90% to 1.65%	1.52% to 2.27%		0.34%
2010	107,577	$5.19 to $12.47	$544,837	0.90% to 1.65%	18.32% to 24.66%	(b)	0.33%
Bristol Subaccount
2014	224,485	$19.03 to $22.01	$4,541,209	0.90% to 1.75%	11.92% to 12.87%		0.38%
2013	251,789	$17.00 to $19.50	$4,538,089	0.90% to 1.75%	38.79% to 39.95%		0.47%
2012	303,980	$12.25 to $13.93	$3,943,421	0.90% to 1.75%	11.23% to 12.17%		0.60%
2011	286,330	$11.01 to $12.42	$3,351,209	0.90% to 1.75%	-8.75% to -7.98%		0.49%
2010	238,217	$12.07 to $13.50	$3,062,106	0.90% to 1.65%	12.10% to 20.75%	(b)	0.65%
Bryton Growth Subaccount
2014	205,269	$18.25 to $18.40	$3,617,849	0.90% to 1.75%	4.35% to 5.22%		0.00%
2013	214,409	$17.48 to $17.49	$3,606,572	0.90% to 1.75%	38.31% to 39.48%		0.00%
2012	254,060	$12.53 to $12.65	$3,075,571	0.90% to 1.75%	9.37% to 10.29%		0.00%
2011	251,083	$11.36 to $11.56	$2,762,904	0.90% to 1.75%	-10.84% to -10.09%		0.00%
2010	193,606	$12.64 to $12.98	$2,368,724	0.90% to 1.65%	22.93% to 29.78%	(b)	0.00%
U.S. Equity Subaccount (note 4)
2012	61,619	$10.56	$650,904	1.40%	13.02%		0.54%
2011	69,317	$9.35	$647,843	1.40%	-3.31%		0.00%
2010	72,141	$9.67	$697,291	1.40%	10.91%		0.76%
Balanced Subaccount
2014	1,086,539	$14.65 to $18.85	$17,604,892	0.90% to 1.75%	4.17% to 5.05%		1.36%
2013	307,621	$14.06 to $17.95	$4,635,501	0.90% to 1.75%	13.28% to 14.24%		1.73%
2012	37,717	$12.44 to $15.71	$495,340	0.90% to 1.65%	11.45% to 12.28%		0.00%
2011	1,792	$11.17 to $13.47	$23,683	1.40% to 1.65%	0.63% to 0.88%		1.95%
2010	1,577	$13.35	$21,056	1.40%	6.30%		2.22%
Income Opportunity Subaccount (note 4)
2012	525	$11.28	$5,924	1.40%	5.85%		0.00%
2011	3,183	$10.66	$33,939	1.40%	-2.45%		0.00%
2010	1,883	$10.93	$20,577	1.40%	5.67%		0.00%
Target VIP Subaccount
2014	93,418	$14.07 to $14.72	$1,317,995	0.90% to 1.40%	5.96% to 6.48%		1.56%
2013	98,691	$13.28 to $13.82	$1,314,610	0.90% to 1.40%	34.83% to 35.49%		0.77%
2012	15,612	$9.85 to $10.20	$155,251	0.90% to 1.40%	13.64% to 14.21%		1.25%
2011	20,174	$8.66 to $8.93	$176,014	0.90% to 1.40%	-2.77% to -2.29%		0.95%
2010	21,787	$8.91 to $9.14	$195,241	0.90% to 1.40%	17.82% to 18.40%		1.49%
Target Equity/Income Subaccount (note 4)
2012	105,087	$8.31 to $8.61	$875,114	0.90% to 1.40%	9.54% to 10.08%		1.97%
2011	121,453	$7.59 to $7.82	$922,899	0.90% to 1.40%	-12.32% to -11.89%		1.55%
2010	129,073	$8.66 to $8.88	$1,118,311	0.90% to 1.40%	21.53% to 22.13%		1.27%
Bristol Growth Subaccount
2014	154,577	$15.61 to $19.13	$2,510,147	0.90% to 1.75%	10.09% to 11.02%		0.30%
2013	171,349	$14.06 to $17.38	$2,511,683	0.90% to 1.75%	36.24% to 37.38%		0.40%
2012	204,403	$10.23 to $12.76	$2,179,620	0.90% to 1.75%	9.27% to 10.20%		0.48%
2011	191,708	$9.29 to $11.67	$1,833,132	0.90% to 1.75%	-3.46% to -2.65%		0.39%
2010	157,781	$9.54 to $12.10	$1,526,073	0.90% to 1.65%	11.79% to 20.99%	(b)	0.65%
Risk Managed Balanced Subaccount
2014	37,811	$10.71 to $10.77	$405,736	0.90% to 1.70%	7.09%(a) to 7.65%	(b)	0.00%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2014	613	$27.91	$17,103	1.40%	8.90%		0.06%
2013	616	$25.63	$15,791	1.40%	28.87%		0.20%
2012	632	$19.89	$12,578	1.40%	13.92%		0.07%
2011	1,588	$17.46	$27,718	1.40%	-6.82%		0.14%
2010	1,597	$18.74	$29,926	1.40%	22.05%		0.76%
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2014	52,101	$11.69 to $15.88	$721,912	0.90% to 1.65%	5.82% to 6.61%		2.71%
2013	45,811	$11.05 to $14.90	$603,226	0.90% to 1.65%	-2.19% to -1.47%		3.08%
2012	39,933	$11.30 to $15.12	$563,026	0.90% to 1.65%	7.41% to 8.21%		4.68%
2011	33,928	$10.98 to $13.97	$450,803	0.90% to 1.55%	3.80% to 4.47%		3.50%
2010	40,201	$10.57 to $13.38	$516,519	0.90% to 1.55%	5.23% to 5.91%		5.26%
U.S. Real Estate Subaccount
2014	57,163	$20.58 to $34.86	$1,778,352	0.90% to 1.55%	27.45% to 28.27%		1.23%
2013	61,492	$16.15 to $27.18	$1,584,284	0.90% to 1.55%	0.20% to 0.84%		0.84%
2012	57,702	$16.11 to $26.95	$1,480,974	0.90% to 1.55%	13.85% to 14.58%		0.57%
2011	64,845	$14.15 to $23.52	$1,459,416	0.90% to 1.55%	4.05% to 4.72%		0.54%
2010	71,574	$13.60 to $22.46	$1,548,695	0.90% to 1.55%	27.55% to 28.37%		2.77%
Growth Subaccount
2014	38,757	$20.27 to $20.67	$798,172	0.90% to 1.55%	4.47% to 5.14%		0.00%
2013	36,010	$19.66 to $19.88	$702,370	0.90% to 1.65%	45.33% to 46.41%		0.21%
2012	35,076	$12.99 to $13.43	$466,574	0.90% to 1.40%	12.47% to 13.03%		0.00%
2011	34,160	$11.55 to $11.88	$402,439	0.90% to 1.40%	-4.38% to -3.90%		0.00%
2010	34,687	$12.08 to $12.36	$425,811	0.90% to 1.40%	20.92% to 21.52%		0.00%

AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. International Growth Equity Subaccount (note 4)
2010	48,875	$9.20 to $10.92	$442,529	0.90% to 1.55%	23.66%(a) to 24.13%	(b)	0.00%
Invesco V.I. International Growth Subaccount
2014	85,577	$11.30 to $14.48	$990,817	0.90% to 1.70%	-3.41%(a) to -0.80%		1.60%
2013	61,037	$11.40 to $13.27	$690,124	0.90% to 1.55%	16.91% to 17.66%		1.07%
2012	52,920	$9.69 to $11.35	$507,694	0.90% to 1.55%	13.49% to 14.22%		1.35%
2011	48,135	$8.48 to $10.00	$400,575	0.90% to 1.55%	-15.90%(a) to -15.53%	(b)	0.00%
Invesco V.I. Balanced-Risk Allocation Subaccount
2014	631,305	$11.18 to $11.47	$7,120,039	0.90% to 1.75%	3.89% to 4.77%		0.00%
2013	1,201,384	$10.76 to $10.95	$13,027,245	0.90% to 1.75%	-0.33% to 0.51%		1.71%
2012	1,163,785	$10.80 to $10.89	$12,617,407	0.90% to 1.75%	8.00%(a) to 8.90%	(b)	1.55%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2014	264,837	$15.69 to $17.04	$4,179,824	0.90% to 1.40%	11.38% to 11.93%		1.27%
2013	347,652	$14.09 to $15.22	$4,931,888	0.90% to 1.40%	31.39% to 32.04%		1.18%
2012	410,217	$10.72 to $11.53	$4,429,011	0.90% to 1.40%	17.48% to 18.06%		1.28%
2011	528,025	$9.13 to $9.76	$4,860,358	0.90% to 1.40%	-8.33% to -7.88%		1.24%
2010	549,484	$9.95 to $10.60	$5,513,668	0.90% to 1.40%	9.66% to 10.21%		0.84%
U.S. Equity Insights Subaccount
2014	43,980	$18.20	$800,398	1.40%	14.76%		1.34%
2013	55,318	$15.86	$877,277	1.40%	35.62%		1.22%
2012	59,288	$11.69	$693,278	1.40%	12.87%		1.80%
2011	64,419	$10.36	$667,391	1.40%	2.61%		1.65%
2010	74,686	$10.10	$754,059	1.40%	11.28%		1.55%
Strategic Growth Subaccount
2014	17,890	$18.86	$337,492	1.40%	12.07%		0.37%
2013	19,119	$16.83	$321,831	1.40%	30.59%		0.40%
2012	12,656	$12.89	$163,137	1.40%	18.22%		0.68%
2011	14,956	$10.90	$163,058	1.40%	-3.96%		0.42%
2010	18,095	$11.35	$205,414	1.40%	9.21%		0.44%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2014	300,570	$10.95 to $33.19	$6,591,807	0.90% to 1.75%	-6.28% to -5.49%		1.64%
2013	291,814	$11.68 to $35.12	$7,010,822	0.90% to 1.75%	-2.94% to -2.12%		1.56%
2012	224,291	$12.04 to $35.88	$5,810,692	0.90% to 1.75%	19.94% to 20.96%		1.67%
2011	206,830	$10.04 to $29.67	$4,694,233	0.90% to 1.75%	-19.41% to -18.73%		2.05%
2010	163,391	$12.46 to $36.50	$4,986,645	0.90% to 1.65%	21.60% to 24.60%	(b)	1.29%
U.S. Small-Mid Cap Equity Subaccount
2014	16,474	$17.61 to $30.69	$451,442	0.90% to 1.65%	9.23% to 10.04%		0.00%
2013	18,194	$16.12 to $27.89	$455,370	0.90% to 1.65%	33.07% to 34.06%		0.00%
2012	15,328	$12.11 to $20.81	$283,236	0.90% to 1.65%	8.43% to 9.24%		0.00%
2011	159,972	$11.16 to $19.05	$2,563,114	0.90% to 1.75%	-10.64% to -9.88%		0.00%
2010	97,190	$12.49 to $21.14	$1,832,087	0.90% to 1.65%	22.62% to 24.89%	(b)	0.29%
U.S. Strategic Equity Subaccount
2014	18,213	$18.04	$328,486	0.90%	13.69%		0.67%
2013	19,211	$15.86	$304,763	0.90%	26.92%		0.93%
2012	19,210	$12.50	$240,103	0.90%	12.99%		1.16%
2011	20,017	$11.06	$221,429	0.90%	1.05%		1.11%
2010	18,379	$10.95	$201,198	0.90%	11.84%		0.71%
International Equity Subaccount
2014	877,588	$14.60 to $15.22	$12,621,997	0.90% to 1.75%	-5.85% to -5.06%		1.57%
2013	837,522	$15.51 to $16.03	$12,751,357	0.90% to 1.75%	18.69% to 19.69%		1.32%
2012	864,805	$13.07 to $13.40	$11,060,212	0.90% to 1.75%	19.02% to 20.02%		1.78%
2011	816,692	$10.98 to $11.16	$8,775,432	0.90% to 1.75%	-8.86% to -8.10%		2.11%
2010	669,494	$12.05 to $12.15	$7,852,120	0.90% to 1.65%	5.77% to 20.54%	(b)	1.55%
Global Dynamic Multi Asset Subaccount
2014	510,101	$12.39 to $12.67	$6,371,616	0.90% to 1.75%	0.93% to 1.78%		0.67%
2013	286,865	$12.27 to $12.45	$3,541,293	0.90% to 1.75%	17.43% to 18.42%		0.61%
2012	49,549	$10.46 to $10.51	$519,315	0.90% to 1.65%	4.59%(a) to 5.11%	(b)	0.16%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2014	87,869	$16.64 to $22.16	$1,737,210	0.90% to 1.70%	5.75% to 5.82%	(b)	0.00%
2013	85,086	$15.89 to $20.96	$1,635,451	0.90% to 1.65%	27.25% to 28.20%		0.00%
2012	100,876	$12.49 to $16.35	$1,530,091	0.90% to 1.65%	8.81% to 9.62%		0.00%
2011	406,000	$11.46 to $14.91	$5,488,412	0.90% to 1.75%	-6.15% to -5.36%		0.00%
2010	475,297	$12.22 to $15.76	$6,924,341	0.90% to 1.65%	6.41% to 22.15%	(b)	0.00%
Jennison Subaccount
2014	21,020	$13.39 to $18.82	$292,488	0.90% to 1.55%	7.91% to 8.60%		0.00%
2013	29,447	$12.33 to $17.44	$368,041	0.90% to 1.55%	35.02% to 35.89%		0.00%
2012	37,706	$9.07 to $12.92	$345,705	0.90% to 1.55%	13.95% to 14.69%		0.00%
2011	17,034	$7.91 to $11.34	$149,381	0.90% to 1.55%	-1.61% to -0.98%		0.00%
2010	17,535	$7.99 to $11.52	$156,737	0.90% to 1.55%	9.75% to 10.46%		0.02%

Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2014	294,850	$17.11 to $36.05	$8,408,509	0.90% to 1.75%	4.21% to 5.09%		0.02%
2013	295,441	$16.42 to $34.30	$8,100,165	0.90% to 1.75%	33.53% to 34.66%		0.27%
2012	321,464	$12.30 to $25.47	$6,634,139	0.90% to 1.75%	12.58% to 13.54%		0.41%
2011	287,972	$10.92 to $22.44	$5,481,877	0.90% to 1.75%	-12.38% to -11.65%		0.03%
2010	130,198	$12.47 to $25.39	$3,082,167	0.90% to 1.65%	24.74%(a) to 27.43%		0.13%
VIP Contrafund® Subaccount
2014	325,464	$19.01 to $21.79	$6,614,703	0.90% to 1.70%	8.73%(a) to 10.66%		0.74%
2013	338,616	$17.35 to $19.69	$6,251,795	0.90% to 1.65%	28.83% to 29.78%		0.86%
2012	331,948	$13.47 to $15.17	$4,743,112	0.90% to 1.65%	14.25% to 15.10%		1.13%
2011	336,215	$11.79 to $13.18	$4,188,095	0.90% to 1.65%	-4.36% to -3.65%		0.79%
2010	340,876	$12.33 to $13.68	$4,428,994	0.90% to 1.65%	15.88% to 23.25%	(b)	1.05%
VIP Growth Subaccount
2014	16,556	$12.02 to $20.24	$214,727	0.90% to 1.55%	9.32% to 10.02%		0.00%
2013	14,913	$10.93 to $18.52	$179,910	0.90% to 1.55%	33.93% to 34.79%		0.05%
2012	17,668	$8.11 to $14.20	$155,396	0.90% to 1.65%	12.54% to 13.38%		0.55%
2011	8,993	$6.75 to $7.15	$65,056	0.90% to 1.40%	-1.41% to -0.92%		0.16%
2010	7,544	$6.85 to $7.22	$52,698	0.90% to 1.40%	22.15% to 22.76%		0.02%
VIP Equity-Income Subaccount
2014	81,131	$18.45 to $19.50	$1,514,240	0.90% to 1.40%	6.98% to 7.51%		2.64%
2013	85,626	$17.24 to $18.14	$1,489,988	0.90% to 1.40%	26.06% to 26.69%		2.31%
2012	91,278	$13.68 to $14.32	$1,259,402	0.90% to 1.40%	15.43% to 16.01%		2.91%
2011	97,107	$11.85 to $12.34	$1,158,626	0.90% to 1.40%	-0.73% to -0.24%		2.15%
2010	114,283	$11.94 to $12.37	$1,371,128	0.90% to 1.40%	13.33% to 13.89%		1.62%
VIP Real Estate Subaccount
2014	193,013	$15.10 to $18.91	$3,085,800	0.90% to 1.75%	27.57% to 28.64%		1.60%
2013	223,775	$11.74 to $14.82	$2,793,058	0.90% to 1.75%	-0.14% to 0.71%		1.71%
2012	201,974	$11.66 to $14.84	$2,498,167	0.90% to 1.75%	16.26% to 17.24%		1.36%
2011	193,690	$9.94 to $12.77	$2,024,540	0.90% to 1.75%	5.94% to 6.83%		1.02%
2010	162,870	$9.31 to $12.06	$1,566,829	0.90% to 1.65%	20.58%(a) to 28.93%		2.15%
VIP Target Volatility Subaccount
2014	441,987	$11.75 to $11.94	$5,223,915	0.90% to 1.75%	3.93% to 4.80%		1.24%
2013	206,277	$11.31 to $11.39	$2,338,968	0.90% to 1.75%	13.08%(a) to 13.90%	(b)	2.53%
Janus Aspen Series - Service Shares:
Janus Subaccount
2014	60,732	$10.94 to $17.82	$625,241	0.90% to 1.55%	11.01% to 11.73%		0.22%
2013	72,801	$9.79 to $16.06	$678,504	0.90% to 1.55%	28.01% to 28.83%		0.65%
2012	112,634	$7.60 to $12.54	$817,572	0.90% to 1.55%	16.47% to 17.22%		0.45%
2011	111,463	$6.48 to $10.77	$693,601	0.90% to 1.55%	-6.98% to -6.38%		0.44%
2010	110,898	$6.93 to $11.58	$740,202	0.90% to 1.55%	12.52% to 13.24%		0.40%
Global Research Subaccount
2014	11,415	$8.24 to $8.86	$99,085	0.90% to 1.40%	5.70% to 6.23%		0.97%
2013	11,705	$7.80 to $8.34	$95,938	0.90% to 1.40%	26.31% to 26.93%		1.10%
2012	10,477	$6.17 to $6.57	$68,090	0.90% to 1.40%	18.20% to 18.79%		0.69%
2011	6,706	$5.22 to $5.53	$37,893	0.90% to 1.40%	-15.17% to -14.75%		0.51%
2010	6,043	$6.16 to $6.49	$37,683	0.90% to 1.40%	13.93% to 14.49%		0.49%
Balanced Subaccount
2014	53,227	$15.42 to $20.93	$1,004,684	0.90% to 1.65%	6.48% to 7.27%		1.53%
2013	48,001	$14.48 to $19.51	$863,764	0.90% to 1.65%	17.86% to 18.73%		1.32%
2012	47,033	$12.28 to $16.43	$725,262	0.90% to 1.65%	11.53% to 12.36%		2.50%
2011	49,807	$11.01 to $14.63	$687,533	0.90% to 1.65%	-0.29% to 0.45%		2.19%
2010	49,016	$11.05 to $14.56	$678,878	0.90% to 1.65%	7.16% to 10.47%	(b)	2.61%
Overseas Subaccount
2014	342,448	$9.08 to $12.89	$4,050,356	0.90% to 1.65%	-13.53% to -12.89%		2.95%
2013	320,571	$10.50 to $14.80	$4,402,611	0.90% to 1.65%	12.43% to 13.26%		3.10%
2012	328,694	$9.34 to $13.07	$4,006,193	0.90% to 1.65%	11.34% to 12.17%		0.62%
2011	309,353	$8.39 to $11.65	$3,389,897	0.90% to 1.65%	-33.44% to -32.94%		0.37%
2010	278,015	$12.60 to $17.37	$4,582,041	0.90% to 1.65%	23.90% to 25.97%	(b)	0.55%
INTECH U.S. Low Volatility Subaccount
2014	919,633	$14.03 to $14.29	$12,984,529	0.90% to 1.75%	15.68% to 16.65%		0.90%
2013	428,243	$12.12 to $12.25	$5,212,607	0.90% to 1.75%	22.69% to 23.72%		1.96%
2012	8,012	$9.88 to $9.89	$79,221	1.35% to 1.65%	-1.15%(a) to -1.08%	(b)	2.85%
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2014	12,590	$22.50	$283,219	1.40%	8.08%		0.14%
2013	12,765	$20.81	$265,686	1.40%	40.33%		0.53%
2012	11,934	$14.83	$177,013	1.40%	18.07%		0.18%
2011	9,659	$12.56	$121,339	1.40%	-6.08%		0.12%
2010	10,148	$13.38	$135,741	1.40%	25.37%		0.00%
Mid Cap Value Subaccount
2014	95,542	$21.30 to $39.46	$3,426,902	0.90% to 1.70%	10.07%(a) to 14.08%		0.79%
2013	100,987	$14.82 to $34.59	$3,231,006	0.90% to 1.55%	30.28% to 31.12%		1.00%
2012	98,323	$14.60 to $24.96	$2,433,487	1.35% to 1.40%	18.71% to 18.77%		1.04%
2011	106,095	$12.29 to $21.03	$2,223,905	1.35% to 1.40%	0.75% to 0.80%		1.32%
2010	114,411	$20.87	$2,388,104	1.40%	21.75%		1.19%

MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2014	20,684	$17.41 to $22.83	$438,491	0.90% to 1.65%	-9.00% to -8.32%		0.00%
2013	25,253	$19.13 to $24.90	$593,007	0.90% to 1.65%	38.93% to 39.96%		0.00%
2012	21,838	$14.34 to $17.79	$369,206	0.90% to 1.55%	19.04% to 19.81%		0.00%
2011	19,674	$12.05 to $14.85	$279,567	0.90% to 1.55%	-11.86% to -11.29%		0.00%
2010	20,638	$13.67 to $16.74	$323,325	0.90% to 1.55%	33.87% to 34.73%		0.00%
Investors Growth Stock Subaccount
2014	1,328	$17.83	$23,677	1.40%	9.58%		0.29%
2013	1,304	$16.27	$21,214	1.40%	28.26%		0.33%
2012	2,054	$12.69	$26,058	1.40%	15.06%		0.14%
2011	4,660	$11.03	$51,379	1.40%	-1.01%		0.26%
2010	4,655	$11.14	$51,856	1.40%	10.60%		0.29%
Mid Cap Growth Subaccount
2014	29,215	$14.47 to $19.49	$415,577	0.90% to 1.70%	7.59% to 8.59%	(b)	0.00%
2013	29,013	$13.45 to $18.29	$380,597	0.90% to 1.65%	34.99% to 35.99%		0.00%
2012	29,349	$9.36 to $9.89	$276,973	0.90% to 1.40%	14.81% to 15.38%		0.00%
2011	29,683	$8.15 to $8.57	$243,829	0.90% to 1.40%	-7.46% to -7.00%		0.00%
2010	32,593	$8.81 to $9.22	$289,057	0.90% to 1.40%	27.42% to 28.05%		0.00%
Total Return Subaccount
2014	54,288	$18.03 to $19.24	$962,111	0.90% to 1.40%	6.74% to 7.27%		1.98%
2013	56,579	$16.89 to $17.94	$966,325	0.90% to 1.40%	17.10% to 17.68%		1.68%
2012	53,143	$14.42 to $15.24	$775,372	0.90% to 1.40%	9.39% to 9.94%		2.54%
2011	47,126	$13.19 to $13.87	$628,716	0.90% to 1.40%	0.19% to 0.68%		2.35%
2010	38,213	$13.16 to $13.77	$509,525	0.90% to 1.40%	8.12% to 8.66%		2.64%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2014	752,867	$10.76 to $17.50	$10,707,860	0.90% to 1.75%	1.32% to 2.17%		1.42%
2013	768,284	$10.62 to $17.13	$10,855,169	0.90% to 1.75%	-10.78% to -10.03%		1.91%
2012	559,481	$11.90 to $19.04	$9,080,088	0.90% to 1.75%	6.88% to 7.78%		1.08%
2011	473,734	$11.13 to $17.67	$7,379,503	0.90% to 1.75%	9.76% to 10.68%		2.11%
2010	454,461	$10.15 to $15.96	$6,702,656	0.90% to 1.65%	1.48%(a) to 7.15%		1.41%
Total Return Subaccount
2014	1,616,972	$11.01 to $17.93	$24,048,195	0.90% to 1.75%	2.49% to 3.35%		2.17%
2013	1,771,327	$10.75 to $17.35	$25,836,781	0.90% to 1.75%	-3.65% to -2.83%		2.19%
2012	1,867,664	$11.15 to $17.86	$28,239,975	0.90% to 1.75%	7.70% to 8.61%		2.58%
2011	1,629,232	$10.36 to $16.44	$23,464,526	0.90% to 1.75%	1.84% to 2.69%		2.63%
2010	1,427,120	$10.17 to $16.01	$20,911,072	0.90% to 1.65%	1.74%(a) to 7.15%		2.43%
Global Bond Subaccount
2014	78,637	$10.90 to $18.17	$1,286,255	0.90% to 1.70%	-3.18%(a) to 1.36%		2.46%
2013	94,149	$10.85 to $17.93	$1,561,860	0.90% to 1.65%	-9.96% to -9.29%		1.16%
2012	246,093	$12.03 to $19.76	$4,145,774	0.90% to 1.75%	5.09% to 5.98%		1.62%
2011	212,958	$11.44 to $18.65	$3,508,960	0.90% to 1.75%	5.73% to 6.61%		2.55%
2010	181,090	$10.83 to $17.49	$2,879,926	0.90% to 1.65%	8.28%(a) to 10.66%		2.71%
CommodityRealReturn® Strategy Subaccount
2014	170,404	$7.08 to $8.44	$1,305,615	0.90% to 1.65%	-19.75% to -19.15%		0.35%
2013	379,609	$8.76 to $10.48	$3,491,488	0.90% to 1.75%	-16.17% to -15.46%		1.49%
2012	287,352	$10.36 to $12.50	$3,085,965	0.90% to 1.75%	3.57% to 4.45%		2.78%
2011	254,076	$9.92 to $12.07	$2,582,436	0.90% to 1.75%	-9.14% to -8.38%		13.94%
2010	188,780	$10.83 to $13.29	$2,064,482	0.90% to 1.65%	23.41% to 32.87%	(b)	15.85%
Global Diversified Allocation Subaccount
2014	1,511,309	$11.38 to $11.64	$17,341,164	0.90% to 1.75%	4.05% to 4.92%		4.38%
2013	923,591	$10.94 to $11.10	$10,158,360	0.90% to 1.75%	9.46% to 10.38%		6.15%
2012	137,650	$10.00 to $10.05	$1,379,184	0.90% to 1.65%	0.03%(a) to 0.52%	(b)	8.66%
Short-Term Subaccount
2014	51,142	$9.89 to $9.98	$507,660	0.90% to 1.70%	-0.82%(a) to -0.19%		0.68%
2013	194,227	$9.99	$1,940,015	1.40%	-0.12%	(c)	0.75%
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
2014	68,117	$13.44 to $27.45	$1,746,300	0.90% to 1.70%	-4.44% to -1.35%	(b)	0.00%
2013	64,911	$14.27 to $28.72	$1,766,061	0.90% to 1.55%	19.14% to 19.91%		0.56%
2012	61,570	$11.98 to $23.95	$1,402,777	0.90% to 1.55%	5.95% to 6.64%		0.00%
2011	58,599	$11.30 to $22.46	$1,256,799	0.90% to 1.55%	-13.44% to -12.88%		2.44%
2010	56,485	$13.06 to $25.78	$1,407,984	0.90% to 1.55%	27.98% to 28.80%		2.02%
Small-Cap Subaccount
2014	297,101	$16.79 to $34.96	$8,304,936	0.90% to 1.75%	1.46% to 2.32%		0.11%
2013	365,927	$16.55 to $34.17	$9,940,921	0.90% to 1.75%	32.44% to 33.55%		1.08%
2012	400,485	$12.50 to $25.58	$8,223,171	0.90% to 1.75%	10.55% to 11.49%		0.13%
2011	270,055	$11.30 to $22.95	$5,329,487	0.90% to 1.75%	-4.94% to -4.14%		0.37%
2010	218,360	$11.90 to $23.94	$4,759,600	0.90% to 1.65%	18.98%(a) to 19.45%		0.14%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2014	39,364	$17.69 to $22.20	$822,428	0.90% to 1.70%	4.09%(a) to 6.86%		1.61%
2013	40,694	$15.90 to $20.78	$805,031	0.90% to 1.55%	18.98% to 19.75%		1.73%
2012	39,360	$13.36 to $17.35	$653,110	0.90% to 1.55%	8.45% to 9.15%		3.32%
2011	29,161	$15.23 to $15.90	$453,500	0.90% to 1.40%	7.24% to 7.77%		1.37%
2010	26,615	$14.20 to $14.75	$385,438	0.90% to 1.40%	13.46% to 14.02%		1.98%

Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount
2014	151,289	$14.15 to $14.84	$2,165,716	0.90% to 1.40%	-12.36% to -11.92%		1.81%
2013	157,649	$16.14 to $16.85	$2,571,811	0.90% to 1.40%	21.27% to 21.87%		2.36%
2012	158,738	$13.31 to $13.82	$2,132,893	0.90% to 1.40%	16.59% to 17.17%		2.96%
2011	164,817	$11.42 to $11.80	$1,896,928	0.90% to 1.40%	-11.87% to -11.43%		1.70%
2010	168,154	$12.95 to $13.32	$2,192,095	0.90% to 1.40%	6.91% to 7.44%		1.02%
Franklin Flex Cap Growth VIP Subaccount
2014	8,773	$17.92 to $18.80	$161,110	0.90% to 1.40%	4.64% to 5.16%		0.00%
2013	59,370	$17.13 to $17.88	$1,030,557	0.90% to 1.40%	35.58% to 36.26%		0.00%
2012	66,490	$12.63 to $13.12	$850,125	0.90% to 1.40%	7.75% to 8.28%		0.00%
2011	89,983	$11.72 to $12.12	$1,066,056	0.90% to 1.40%	-6.12% to -5.65%		0.00%
2010	105,043	$12.49 to $12.84	$1,322,232	0.90% to 1.40%	14.59% to 15.16%		0.00%
Franklin Income VIP Subaccount
2014	60,599	$16.58 to $17.39	$1,011,409	0.90% to 1.40%	3.17% to 3.68%		4.88%
2013	59,498	$16.07 to $16.77	$961,852	0.90% to 1.40%	12.37% to 12.92%		6.27%
2012	71,158	$14.30 to $14.85	$1,022,168	0.90% to 1.40%	11.09% to 11.64%		6.24%
2011	66,018	$12.87 to $13.30	$853,601	0.90% to 1.40%	0.97% to 1.47%		5.84%
2010	66,775	$12.75 to $13.11	$853,690	0.90% to 1.40%	11.12% to 11.67%		6.61%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (note 4)
2013	13,752	$17.12 to $26.34	$329,440	0.90% to 1.65%	30.02% to 30.99%		1.74%
2012	6,072	$18.70 to $20.11	$113,700	0.90% to 1.40%	13.38% to 13.95%		1.69%
2011	7,251	$16.50 to $17.65	$120,664	0.90% to 1.40%	-7.49% to -7.03%		1.52%
2010	6,874	$17.83 to $18.98	$124,341	0.90% to 1.40%	15.00% to 15.56%		1.79%
ClearBridge Variable Equity Income Subaccount
2014	18,238	$19.50 to $21.18	$375,338	0.90% to 1.40%	12.04% to 12.60%		3.39%
2013	6,003	$17.40 to $17.40	$104,471	1.35% to 1.40%	24.20% to 24.26%		2.26%
2012	2,544	$14.00 to $14.01	$35,620	1.35% to 1.40%	12.62% to 12.68%		3.20%
2011	2,094	$12.43	$26,025	1.35%	6.46%		0.00%
ClearBridge Variable Large Cap Value Subaccount
2014	20,325	$19.94 to $25.35	$486,989	0.90% to 1.65%	9.90% to 10.71%		6.62%
2013	4,540	$18.14 to $22.90	$98,150	0.90% to 1.65%	30.22% to 31.19%		1.64%
2012	2,510	$13.93 to $17.45	$38,018	0.90% to 1.65%	14.60% to 15.46%		3.50%
2011	1,407	$12.16 to $14.13	$16,701	1.40% to 1.65%	3.25% to 3.51%		2.40%
2010	966	$11.77 to $13.65	$11,817	1.40% to 1.65%	7.95% to 17.73%	(b)	4.15%
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2014	3,181,354	$13.10 to $13.43	$42,070,934	0.90% to 1.75%	4.85% to 5.74%		1.90%
2013	1,732,191	$12.49 to $12.70	$21,791,873	0.90% to 1.75%	16.34% to 17.32%		2.37%
2012	144,810	$10.75 to $10.83	$1,560,284	0.90% to 1.65%	7.47%(a) to 8.26%	(b)	8.85%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2014	70,022	$16.28 to $19.70	$1,106,031	0.90% to 1.55%	11.82% to 12.54%		0.73%
2013	75,138	$14.47 to $17.86	$1,056,196	0.90% to 1.65%	34.49% to 35.49%		0.89%
2012	90,999	$10.68 to $13.09	$945,854	0.90% to 1.55%	13.60% to 14.34%		0.37%
2011	100,092	$9.08 to $9.34	$910,783	0.90% to 1.40%	-7.99% to -7.53%		0.40%
2010	104,544	$9.87 to $10.10	$1,033,587	0.90% to 1.40%	24.25% to 24.87%		0.32%
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
2010	11,003	$6.17 to $6.25	$68,483	0.90% to 1.40%	20.35% to 20.94%		17.53%
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2014	36,022	$14.02 to $17.87	$494,148	0.90% to 1.65%	7.66% to 8.46%		0.00%
2013	32,203	$12.93 to $16.59	$413,840	0.90% to 1.65%	37.41% to 38.43%		0.00%
2012	32,389	$9.34 to $12.08	$300,191	0.90% to 1.65%	15.10% to 15.96%		0.00%
2011	31,181	$8.05 to $10.49	$250,574	0.90% to 1.65%	-14.89% to -14.26%		0.84%
2010	28,109	$9.39 to $12.33	$264,820	0.90% to 1.65%	16.70% to 23.28%	(b)	0.00%
Managed Volatility Fund II Subaccount
2014	847,645	$13.53 to $13.88	$11,576,032	0.90% to 1.75%	2.12% to 2.98%		2.72%
2013	432,415	$13.25 to $13.48	$5,767,538	0.90% to 1.75%	19.65% to 20.66%		1.22%
2012	68,816	$11.09 to $11.17	$765,273	0.90% to 1.65%	10.88%(a) to 11.69%	(b)	0.00%
Managed Tail Risk Fund II Subaccount
2014	288,083	$9.86 to $9.95	$2,848,667	0.90% to 1.70%	-3.39%(a) to -2.21%		0.54%
2013	7,741	$10.16 to $10.16	$78,669	1.35% to 1.65%	1.60%(a) to 1.65%	(b)	0.00%

Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2014	578,672	$13.43 to $18.27	$8,375,132	0.90% to 1.75%	10.67% to 11.60%		0.97%
2013	754,012	$12.03 to $16.51	$9,824,464	0.90% to 1.75%	30.64% to 31.74%		0.90%
2012	925,719	$9.13 to $12.64	$9,132,263	0.90% to 1.75%	16.77% to 17.76%		0.96%
2011	1,420,181	$7.76 to $10.82	$11,719,724	0.90% to 1.75%	-8.86% to -8.09%		1.16%
2010	1,167,492	$8.44 to $11.88	$10,203,014	0.90% to 1.65%	9.90% to 18.81%	(b)	0.78%
U.S. Equity Insights Subaccount
2014	14,235	$15.50 to $21.13	$229,340	1.40% to 1.70%	10.99%(a) to 14.58%		1.35%
2013	10,152	$13.53 to $18.53	$139,536	1.40% to 1.65%	35.00% to 35.33%		2.80%
2012	155	$10.00	$1,550	1.40%	12.56%		1.58%
2011	160	$8.88	$1,419	1.40%	2.47%		0.05%
2010	5,257	$8.67 to $11.22	$53,940	1.40% to 1.55%	10.88% to 11.05%		1.30%
Strategic Growth Subaccount
2014	16,211	$15.42 to $15.94	$254,516	0.90% to 1.40%	11.81% to 12.37%		0.13%
2013	15,579	$13.79 to $14.18	$218,841	0.90% to 1.40%	30.18% to 30.82%		0.16%
2012	19,376	$10.84 to $13.37	$210,702	0.90% to 1.65%	17.68% to 18.56%		0.62%
2011	14,066	$8.98 to $9.14	$127,506	0.90% to 1.40%	-4.20% to -3.73%		0.22%
2010	15,139	$9.37 to $9.50	$142,930	0.90% to 1.40%	8.97% to 9.51%		0.21%
Global Markets Navigator Subaccount
2014	623,264	$11.62 to $11.89	$7,302,687	0.90% to 1.75%	2.16% to 3.02%		0.04%
2013	379,025	$11.38 to $11.54	$4,333,965	0.90% to 1.75%	11.61% to 12.55%		0.10%
2012	37,131	$10.20 to $10.25	$379,345	0.90% to 1.65%	2.00%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount
2014	971,837	$10.04 to $13.11	$10,277,538	0.90% to 1.75%	-12.75% to -12.01%		1.79%
2013	810,052	$11.41 to $15.02	$9,768,500	0.90% to 1.75%	20.75% to 21.77%		2.36%
2012	822,514	$9.37 to $12.44	$8,140,825	0.90% to 1.75%	16.09% to 17.08%		2.90%
2011	752,447	$8.01 to $10.72	$6,288,337	0.90% to 1.75%	-12.27% to -11.54%		1.77%
2010	597,550	$9.05 to $12.22	$5,514,963	0.90% to 1.65%	7.41% to 22.21%	(b)	0.41%
Franklin Flex Cap Growth VIP Subaccount
2014	114,356	$14.73 to $17.48	$1,731,690	0.90% to 1.65%	4.26% to 5.03%		0.00%
2013	408,517	$14.02 to $16.71	$5,947,737	0.90% to 1.75%	34.92% to 36.05%		0.00%
2012	456,674	$10.31 to $12.39	$4,894,333	0.90% to 1.75%	7.35% to 8.26%		0.00%
2011	567,739	$9.52 to $11.54	$5,585,011	0.90% to 1.75%	-6.54% to -5.76%		0.00%
2010	543,052	$10.10 to $12.35	$5,584,070	0.90% to 1.65%	15.05% to 23.53%	(b)	0.00%
Franklin Income VIP Subaccount
2014	163,886	$13.70 to $14.27	$2,215,602	0.90% to 1.65%	2.83% to 3.59%		4.39%
2013	117,447	$13.23 to $13.88	$1,541,947	0.90% to 1.65%	12.01% to 12.84%		5.97%
2012	121,522	$11.72 to $12.39	$1,414,409	0.90% to 1.65%	10.72% to 11.55%		6.30%
2011	108,167	$10.51 to $11.19	$1,133,481	0.90% to 1.65%	0.63% to 1.38%		5.56%
2010	103,804	$10.37 to $11.12	$1,072,628	0.90% to 1.65%	11.23%(a) to 11.54%		6.07%
Franklin Founding Funds Allocation VIP Subaccount
2014	57,101	$12.96 to $15.49	$756,308	0.90% to 1.65%	1.08% to 1.83%		2.54%
2013	69,372	$12.72 to $15.33	$931,375	0.90% to 1.65%	21.67% to 22.58%		10.17%
2012	62,724	$10.38 to $12.60	$698,373	0.90% to 1.65%	13.29% to 14.14%		2.44%
2011	54,208	$9.09 to $11.12	$527,185	0.90% to 1.65%	-3.26% to -2.55%		0.01%
2010	35,797	$9.33 to $11.06	$335,909	0.90% to 1.55%	8.56% to 9.26%		2.17%
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
2014	369,077	$14.24 to $15.39	$5,439,572	0.90% to 1.70%	-6.11% to -3.18%	(b)	0.50%
2013	391,204	$15.31 to $16.39	$6,163,667	0.90% to 1.65%	23.10% to 24.02%		1.26%
2012	377,586	$12.44 to $13.22	$4,811,916	0.90% to 1.65%	17.23% to 18.11%		1.13%
2011	364,545	$10.61 to $11.19	$3,966,772	0.90% to 1.65%	-8.71% to -8.03%		1.00%
2010	292,376	$11.62 to $12.17	$3,494,455	0.90% to 1.65%	7.71% to 16.24%	(b)	1.04%
VIP Global Natural Resources Subaccount
2014	71,184	$8.75 to $9.75	$609,707	0.90% to 1.70%	-20.14%(a) to -13.81%		0.00%
2013	70,415	$10.15 to $11.42	$699,299	0.90% to 1.65%	6.05% to 6.84%		0.00%
2012	76,845	$9.50 to $10.77	$716,880	0.90% to 1.65%	0.22% to 0.97%		0.00%
2011	107,181	$9.41 to $10.74	$993,599	0.90% to 1.65%	-22.72% to -22.15%		0.00%
2010	98,987	$12.08 to $13.90	$1,184,209	0.90% to 1.65%	16.03% to 39.03%	(b)	0.00%
VIP Science and Technology Subaccount
2014	24,359	$22.06 to $24.52	$576,309	0.90% to 1.70%	1.99% to 5.47%	(b)	0.00%
2013	19,404	$21.84 to $24.04	$454,555	0.90% to 1.65%	53.85% to 54.99%		0.00%
2012	16,263	$14.19 to $15.51	$245,920	0.90% to 1.65%	25.75% to 26.68%		0.00%
2011	19,153	$11.29 to $12.24	$230,479	0.90% to 1.65%	-7.29% to -6.61%		0.00%
2010	21,761	$12.18 to $13.11	$282,280	0.90% to 1.65%	11.75% to 21.77%	(b)	0.00%
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
2014	685,256	$11.17 to $11.51	$7,739,602	0.90% to 1.75%	1.29% to 2.14%		1.03%
2013	501,467	$11.03 to $11.27	$5,574,725	0.90% to 1.75%	6.07% to 6.97%		1.07%
2012	131,265	$10.41 to $10.53	$1,371,635	0.90% to 1.65%	6.62% to 7.42%		0.10%
2011	8,106	$9.80	$79,478	0.90%	-1.96%	(c)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2014	1,226,202	$11.54 to $11.89	$14,312,853	0.90% to 1.75%	1.04% to 1.89%		1.11%
2013	768,849	$11.42 to $11.67	$8,856,956	0.90% to 1.75%	10.46% to 11.39%		1.14%
2012	248,636	$10.35 to $10.47	$2,586,272	0.90% to 1.65%	6.89% to 7.68%		0.14%
TOPS® Managed Risk Growth ETF Subaccount
2014	510,809	$11.53 to $11.88	$5,945,145	0.90% to 1.75%	-0.43% to 0.41%		0.97%
2013	303,852	$11.58 to $11.83	$3,543,288	0.90% to 1.75%	13.96% to 14.92%		0.92%
2012	87,713	$10.18 to $10.22	$894,543	1.35% to 1.65%	6.48% to 6.79%		0.08%
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
Dynamic Asset Allocation Subaccount
2014	388,562	$11.59 to $11.94	$4,553,048	0.90% to 1.75%	2.41% to 3.28%		0.43%
2013	177,866	$11.31 to $11.56	$2,028,479	0.90% to 1.75%	10.01% to 10.93%		0.31%
2012	33,170	$10.30 to $10.42	$343,247	0.90% to 1.65%	6.24% to 7.04%		0.01%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.
**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.
***	Accumulation units are rounded to the nearest whole number.
****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.
(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of National Security Life and Annuity Company

and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in Note 1) (collectively, “the Accounts”) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2015

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements and Schedules

December 31, 2014 and 2013

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

National Security Life and Annuity Company:

We have audited the accompanying balance sheets of National Security Life and Annuity Company (a wholly owned subsidiary of The Ohio National Life Insurance Company) (the Company) as of December 31, 2014 and 2013, and the related statements of income, comprehensive income (loss), changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the financial statements, we also have audited the financial statement schedules I, III, and IV. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

Columbus, Ohio

April 23, 2015

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2014 and 2013

(Dollars in thousands, except share amounts)

	2014	2013
Assets
Investments:
Fixed maturity available-for-sale securities, at fair value	$46,651	45,302
Fixed maturity trading securities, at fair value	5,044	9,367
Policy loans	5	4

Total investments	51,700	54,673
Cash	2,683	4,433
Accrued investment income	443	486
Deferred policy acquisition costs	17,225	13,225
Reinsurance recoverable	4,437	4,202
Goodwill and intangible assets	755	755
Other assets	2,380	2,189
Federal income tax recoverable	9	478
Assets held in separate accounts	363,627	293,746

Total assets	$443,259	374,187

Liabilities and Equity
Future policy benefits and claims	$38,464	43,072
Deferred federal income taxes	2,366	2,013
Reinsurance payables	699	567
Amounts due to affiliates	69	133
Other liabilities	384	717
Liabilities related to separate accounts	363,627	293,746

Total liabilities	405,609	340,248

Equity:
Stockholder’s equity:
Class A common stock, $250 par value. Authorized, issued and outstanding 10,000 shares	2,500	2,500
Additional paid-in capital	30,845	30,845
Accumulated other comprehensive income	1,025	387
Retained earnings	3,280	207

Total stockholder’s equity	37,650	33,939

Total liabilities and equity	$443,259	374,187

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Income

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Revenues:
Traditional life and annuity insurance premiums and charges	$9,020	6,807	5,790
Reinsurance premiums ceded	(3,965)	(3,297)	(3,166)

Total premiums and charges net of reinsurance	5,055	3,510	2,624
Change in value of trading securities	(217)	(453)	(27)
Net investment income	2,247	2,235	2,186
Net realized gains (losses):
Investment gains (losses):
Total-other-than temporary impairment losses on securities	(3)	—	—
Portion of impairment losses recognized in other comprehensive income (loss)	—	(1)	(3)

Net other-than-temporary impairment losses on securities recognized in earnings	(3)	(1)	(3)
Realized gains, excluding other-than-temporary impairment losses on securities	151	136	49

Total investment gains	148	135	46
Other income	1,108	869	729

	8,341	6,296	5,558

Benefits and expenses:
Benefits and claims	840	927	917
(Decrease) increase in policy reserves	(612)	393	98
Amortization of deferred policy acquisition costs	734	86	345
Other operating costs and expenses	3,349	2,409	2,235

	4,311	3,815	3,595

Income before income taxes	4,030	2,481	1,963

Income taxes:
Current expense (benefit)	947	(4,398)	3
Deferred expense	10	4,728	471

	957	330	474

Net income	$3,073	2,151	1,489

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Comprehensive Income (Loss)

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2014
Net income	$			3,073
Other comprehensive income, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		969	(339)	630
Deferred acquisition costs		132	(46)	86
Future policy benefits and claims		4	(1)	3
Less:
Net gains on securities available-for-sale realized during the period		124	(43)	81

Total other comprehensive income		981	(343)	638

Total comprehensive income				$3,711

2013
Net income	$			2,151
Other comprehensive loss, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(2,128)	746	(1,382)
Deferred acquisition costs		375	(131)	244
Future policy benefits and claims		2	(1)	1
Less:
Net gains on securities available-for-sale realized during the period		160	(56)	104

Total other comprehensive loss		(1,911)	670	(1,241)

Total comprehensive income				$910
2012
Net income	$			1,489
Other comprehensive income, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		575	(203)	372
Deferred acquisition costs		47	(18)	29
Future policy benefits and claims		(8)	3	(5)
Less:
Net gains on securities available-for-sale realized during the period		43	(15)	28

Total other comprehensive income		571	(203)	368

Total comprehensive income				$1,857

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Stockholder’s Equity

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings (deficit)	Total stockholder’s equity
Balance, December 31, 2011	$2,500	30,845	1,260	(3,433)	31,172
Comprehensive income:		.
Net income	—	—	—	1,489	1,489
Other comprehensive income	—	—	368	—	368

Total comprehensive income					1,857

Balance, December 31, 2012	2,500	30,845	1,628	(1,944)	33,029
Comprehensive income:
Net income	—	—	—	2,151	2,151
Other comprehensive loss	—	—	(1,241)	—	(1,241)

Total comprehensive income					910

Balance, December 31, 2013	2,500	30,845	387	207	33,939
Comprehensive income:
Net income	—	—	—	3,073	3,073
Other comprehensive income	—	—	638	—	638

Total comprehensive income					3,711

Balance, December 31, 2014	$2,500	30,845	1,025	3,280	37,650

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Cash flows from operating activities:
Net income	$3,073	2,151	1,489
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	4,126	3,891	1,272
Interest credited to policyholder account values	932	1,000	946
Universal life and investment-type product policy fees	(2,571)	(1,779)	(1,406)
Capitalization of deferred policy acquisition costs	(4,597)	(4,508)	(2,039)
Amortization of deferred policy acquisition costs	734	86	345
Amortization and depreciation	(1)	(7)	15
Net realized gains on investments	(148)	(135)	(46)
Change in value of trading securities	217	453	27
Deferred federal income tax expense	10	4,728	471
Decrease (increase) in accrued investment income	43	(7)	(34)
(Increase) decrease in reinsurance receivables and other assets	(426)	(703)	728
Increase (decrease) in funds withheld-modco reinsurance	172	(45)	31
(Decrease) increase in policyholder liabilities	(614)	1,474	474
Decrease (increase) in federal income tax recoverable	469	(398)	(80)
(Decrease) increase in other liabilities	(333)	402	(65)
(Decrease) increase in amounts due to affiliates	(64)	13	1
(Decrease) increase in reinsurance payables	(40)	(119)	46
Other, net	2	(4)	(20)

Net cash provided by operating activities	984	6,493	2,155

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	2,950	2,400	1,375
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	5,075	2,091	1,971
Cost of fixed maturity available-for-sale securities acquired	(8,399)	(13,162)	(11,380)
Change in policy loans, net	(1)	—	—

Net cash used in investing activities	(375)	(8,671)	(8,034)

Cash flows from financing activities:
Investment product account deposits	77,157	73,797	32,928
Investment product account withdrawals	(79,516)	(70,669)	(29,888)

Net cash (used in) provided by financing activities	(2,359)	3,128	3,040

Net (decrease) increase in cash and cash equivalents	(1,750)	950	(2,839)
Cash and cash equivalents, beginning of year	4,433	3,483	6,322

Cash and cash equivalents, end of year	$2,683	4,433	3,483

Supplemental disclosure:
Federal income tax paid (received)	$558	(4,000)	80

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(1)	Organization and Business Description

National Security Life and Annuity Company (“NSLAC” or the “Company”) is a stock life insurance company domiciled in New York and wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLIC is 100% owned by Ohio National Financial Services (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Company is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

(2)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, valuation of and impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Note 6 to the financial statements includes further disclosures of estimated fair values.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in allowances are reported within net investment gains (losses).

Fixed Maturity Securities

Fixed maturity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities.

The Company has no fixed maturity securities classified as held-to-maturity.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. Additional analysis is performed for any fixed maturity securities where estimated fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more. See Note 7 for management’s description and analysis of the portfolio.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For investment products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for investment products is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception, and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(e)	Goodwill and Intangible Assets

In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain.

(f)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed, and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the statements of income.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(g)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term life policies.

Premiums for traditional life insurance products assumed are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits.

Investment Products and Universal Life Insurance Products

Investment products consist of variable annuities. Universal life insurance products includes variable universal life.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

(h)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Liabilities for investment products in the accumulation phase and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of benefits offered with the individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”) and;

•	guaranteed lifetime withdrawal benefit (“GLWB”).

Guarantees accounted for as insurance liabilities in future policy benefits and claims include certain GMABs that require annuitization, and the life-contingent portion GMWB. The Company refers to the total of these five types as the G reserves.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Guarantees accounted for as embedded derivatives include the non-life contingent portion of GMWBs, certain GMABs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(i)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2014 or 2013.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $4,437 and $4,202 as of December 31, 2014 and 2013, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. Treasury regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. NSLAC joined the consolidated return in 2013.

The Company utilizes a consolidated approach to the allocation of current taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

The provision for federal income taxes represents management’s best estimate of the deductibility of certain items and the realization of certain tax credits.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

(k)	Litigation Contingencies

The Company may be subject to legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized when incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(l)	Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(m)	Adoption of New Accounting Pronouncements

In February 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis, effective for annual periods beginning after December 15, 2015. Early adoption is permitted. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. Management does not expect that this guidance will have any impact on the financial statements.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017. Early adoption is permitted for non-public entities with certain restrictions. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating whether the Company has any contractual arrangements which would fall into the scope of Topic 606. Management does not expect a material impact to the financial statements as a result of this new standard.

On January 1, 2014, the Company adopted FASB ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The adoption of this guidance did not have a material impact on the Company’s financial statements.

On January 1, 2013, the Company adopted FASB ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance improves the transparency of reporting these reclassifications but did not change the requirements for reporting net income or other comprehensive income in financial statements. The adoption of this guidance did not have any impact on the Company’s financial statements as it pertains only to additional disclosures.

On January 1, 2013, the Company adopted FASB ASU 2012-02, Testing Indefinite-Lived Assets for Impairment. This guidance amends how indefinite-lived intangible assets are tested for impairment. The amendment provides an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. The adoption of this guidance did not have a material impact on the Company’s financial statements.

(n)	Subsequent Events

The Company has evaluated subsequent events through April 23, 2015, the date that the financial statements were available to be issued.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of variable annuity products contributed approximately 45% and 50% of the total variable annuity deposits in 2014 and 2013, respectively. The same distributor accounted for approximately 42% and 41% of total individual annuity reserves as of December 31, 2014 and 2013, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

The Company has entered into a 100% coinsurance agreement with ONLIC for certain guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company reduces this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation.

Credit Risk is the risk that issuers of investment securities or other parties, including reinsurers, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectibility of the loans, and the credit quality of reinsurers.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Adjustment to:
	Future policy benefits and claims	Deferred acquisition costs	Unrealized gains (losses)	Total
December 31, 2012	$(4)	(428)	2,060	1,628
Other comprehensive income (loss) before reclassifications	1	244	(1,382)	(1,137)
Amounts reclassified from accumulated other comprehensive income	—	—	(104)	(104)

Change	1	244	(1,486)	(1,241)

December 31, 2013	$(3)	(184)	574	387
Other comprehensive income (loss) before reclassifications	3	86	630	719
Amounts reclassified from accumulated other comprehensive income	—	—	(81)	(81)

Change	3	86	549	638

December 31, 2014	$—	(98)	1,123	1,025

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2014	2013	Statement of operations location
Unrealized gains/(losses) on securities available-for-sale:
	$124	160	Realized gains, excluding other-than-temporary impairment losses on securities

	(43)	(56)	Income tax current expense

Total reclassification for the year	$81	104	Total net gain

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, cash and cash equivalents and separate account assets.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, certain corporate debt, asset-backed, mortgage-backed and private placement securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain asset-backed and derivative securities, including embedded derivatives associated with living benefit contracts.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,835	252	—	2,087
Obligations of states and political subdivisions	—	2,235	—	2,235
Corporate	—	32,738	336	33,074
Asset-backed	—	3,227	262	3,489
Mortgage-backed	—	5,766	—	5,766
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	306	—	306
Corporate	—	4,421	—	4,421
Asset-backed	—	283	—	283
Mortgage-backed	—	34	—	34
Other assets:
Cash	1,183	1,500	—	2,683
Reinsurance recoverable:
GMAB reinsurance contracts[2]	—	—	443	443
Other assets:
GMAB/GMWB embedded derivatives[1]	—	—	359	359
Assets held in separate accounts	363,627	—	—	363,627

Total assets	$366,645	50,762	1,400	418,807

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	443	443
GMAB/GMWB reinsurance contracts[1]	$—	—	359	359

Total liabilities	$—	—	802	802

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,783	232	—	2,015
Obligations of states and political subdivisions	—	1,144	—	1,144
Corporate	—	33,435	—	33,435
Asset-backed	—	4,159	308	4,467
Mortgage-backed	—	4,241	—	4,241
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	313	—	313
Corporate	—	8,230	—	8,230
Asset-backed	—	760	—	760
Mortgage-backed	—	64	—	64
Other assets:
Cash	2,933	1,500	—	4,433
Assets held in Separate accounts	293,746	—	—	293,746
GMAB/GMWB reinsurance recoverable	—	—	671	671

Total assets	$298,462	54,078	979	353,519

Liabilities
GMAB/GMWB embedded derivatives	$—	—	671	671

Total liabilities	$—	—	671	671

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity securities - The estimated fair value of fixed maturity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For certain asset-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2014, 94.3% of the estimated fair values of fixed maturity securities were obtained from independent pricing services and 5.7% from other sources.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse Repurchase Agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2014 and 2013, the Company had reverse repurchase agreements outstanding with a total carrying value of $2,100 and $2,000, respectively. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $2,142 and $2,040 at December 31, 2014 and 2013, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts - Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMAB/GMWB reinsurance contracts and GMAB/GMWB embedded derivatives - Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

			Reinsurance	Other
	Investments		recoverable	assets
	Corporate	Asset - backed	GMAB reinsurance contracts[3]	GMAB/ GMWB embedded deriviative[2]	Total assets
December 31, 2012	$—	465	503	—	968

Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	—	168	—	168
Unrealized in OCI[2]	—	(4)	—	—	(4)
Settlements	—	(153)	—	—	(153)

December 31, 2013	—	308	671	—	979

Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	—	(228)	359	131
Unrealized in OCI[2]	—	(1)	—	—	(1)
Purchases	355	—	—	—	355
Sales	(19)	(45)	—	—	(64)

December 31, 2014	$336	262	443	359	1,400

Change in unrealized gains (losses):
Still held at December 31:
2013	$—	1	168	—	169

2014	$—	—	(228)	359	131

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Future policy
	benefits and claims
	GMAB/	GMAB/
	GMWB	GMWB
	reinsurance	embedded	Total
	contract[2]	derivative[3]	liabilities
December 31, 2012	$—	(503)	(503)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	(168)	(168)
Unrealized in OCI[2]	—	—	—
Settlements	—	—	—

December 31, 2013	—	(671)	(671)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	(359)	228	(131)

December 31, 2014	$(359)	(443)	(802)

Change in unrealized gains (losses):
Still held at December 31:
2013	$—	(168)	(168)

2014	$(359)	228	(131)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative

[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[3]	All GMAB riders excluding indicator H.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably available by the Company.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Assets:
Reinsurance recoverable:
GMAB reinsurance contract[2]	$443	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease

			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
Other assets
GMAB/GMWB embedded derivative[1]	$359	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives[2]	443	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
GMAB/GMWB reinsurance contracts[1]	359	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Assets:
Reinsurance recoverable:
GMAB/GMWB reinsurance contract	$671	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives	671	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers in to or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

During the year ended December 31, 2014, there were no transfers between levels. During the year ended December 31, 2013, the Company transferred $1,783 of U.S. Treasury securities from Level 2 to Level 1.

There was no fair value measurement on a nonrecurring basis.

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy level
	value	fair value	Level 1	Level 2	Level 3
2014
Liabilities:
Investment contracts	$34,286	30,476	—	30,476	—
2013
Liabilities:
Investment contracts	$39,187	35,196	—	35,196	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The inputs are market observable; therefore, the Company has classified these as Level 2 assets.

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale and trading securities for both fixed maturities and equity securities by sector as of December 31 is as follows:

	2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,992	101	(6)	2,087	—
Obligations of states and political subdivisions	2,194	41	—	2,235	—
Corporate	31,735	1,501	(162)	33,074	—
Asset-backed	3,385	114	(10)	3,489	—
Mortgage-backed	5,611	174	(19)	5,766	(50)

Total fixed maturity securities	$44,917	1,931	(197)	46,651	(50)

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$300	6	—	306	—
Corporate securities	4,150	271	—	4,421	—
Asset-backed	271	12	—	283	—
Mortgage-backed	34	—	—	34	—

Total fixed maturity securities	$4,755	289	—	5,044	—

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,996	50	(31)	2,015	—
Obligations of states and political subdivisions	1,201	12	(69)	1,144	—
Corporate	32,660	1,512	(737)	33,435	—
Asset-backed	4,318	159	(10)	4,467	—
Mortgage-backed	4,238	81	(78)	4,241	(50)

Total fixed maturity securities	$44,413	1,814	(925)	45,302	(50)

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	12	—	313	—
Corporate securities	7,755	475	—	8,230	—
Asset-backed	742	19	(1)	760	—
Mortgage-backed	63	1	—	64	—

Total fixed maturity securities	$8,861	507	(1)	9,367	—

Non-credit other than temporary impairment (“OTI”) represents the amount of cumulative non-credit OTI losses recognized in other comprehensive income on securities as of the date of OTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 97.7% and 97.3% of the Company’s total available-for-sale and trading fixed maturity securities portfolio as of December 31, 2014 and 2013, respectively.

Investments with a fair value of $1,845 and $1,747 as of December 31, 2014 and 2013, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2014.

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$3,633	3,662	2,419	2,449
Due after one year through five years	11,980	13,130	2,027	2,260
Due after five years through ten years	26,425	26,950	149	164
Due after ten years	2,879	2,909	160	171

Total	$44,917	46,651	4,755	5,044

Continuous Gross Unrealized Losses for Fixed Maturity Securities

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
2014
U.S. Treasury securities and obligations of U.S. government	$118	—	252	(6)	370	(6)
Corporate	2,839	(56)	4,678	(106)	7,517	(162)
Asset-backed	—	—	370	(10)	370	(10)
Mortgage-backed	—	—	674	(19)	674	(19)

Total	$2,957	(56)	5,974	(141)	8,931	(197)

2013
U.S. Treasury securities and obligations of U.S. government	$348	(31)	—	—	348	(31)
Obligations of states and political subdivisions	831	(69)	—	—	831	(69)
Corporate	13,101	(649)	710	(88)	13,811	(737)
Asset-backed	1,216	(10)	—	—	1,216	(10)
Mortgage-backed	2,145	(78)	—	—	2,145	(78)

Total	$17,641	(837)	710	(88)	18,351	(925)

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than 12 months	12 months or longer	Total	Number of Securities
2014
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$—	(6)	(6)	2
Corporate	(56)	(106)	(162)	29
Asset-backed	—	(10)	(10)	2
Mortgage-backed	—	(19)	(19)	2

Total	$(56)	(141)	(197)	35

2013
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(31)	—	(31)	2
Obligations of states and political subdivisions	(69)	—	(69)	3
Corporate	(649)	(88)	(737)	52
Asset-backed	(10)	—	(10)	5
Mortgage-backed	(78)	—	(78)	7

Total	$(837)	(88)	(925)	69

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments. An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the securities portfolio.

For structured securities included in fixed maturity securities, the Company determines the collectability of the securities’ expected future cash flows. For corporate securities, the Company evaluates the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income (loss), the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income (loss) over the remaining life of the security to the statements of income based on the timing of future cash flows.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTI. Subsequent changes in estimated fair value that are not considered OTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2014 and 2013 reflect temporary fluctuations in economic factors that are not indicative of OTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost.

Total unrealized losses declined from December 31, 2013 to December 31, 2014 due to declining U.S. Treasury yields, offset to a limited degree by slightly wider credit spreads. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Variable Interest Entities (“VIE”)

In the normal course of business, the Company invests in fixed maturity securities that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-back securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2014	2013	2012
Gross investment income:
Fixed maturity available-for-sale securities	$1,944	1,775	1,622
Fixed maturity trading securities	319	480	583
Short-term investments	—	3	3

Total gross investment income	2,263	2,258	2,208
Investment income due to reinsurers	1	2	1
Investment expenses	(17)	(25)	(23)

Net investment income	$2,247	2,235	2,186

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2014	2013	2012
Securities available-for-sale:
Fixed maturity securities	$123	71	23
Equity securities	(2)	(5)	(10)
Fixed maturity trading securities	27	69	33

Net realized gains on investments	$148	135	46

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $3, $1, and $3 for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014, fixed maturity securities with a carrying value of $537, which had a cumulative write-down of $20 due to OTI, remained in the Company’s investment portfolio.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables summarize total OTI losses on securities by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2014
Mortgage-backed securities	$3	—	3

2013
Mortgage-backed securities	$—	(1)	1

2012
Mortgage-backed securities	$—	(3)	3

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2014	2013	2012
Cumulative credit loss, beginning of year	$17	16	13
New credit losses	3	1	3

Cumulative credit loss, end of year	$20	17	16

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2014	2013	2012
Proceeds from the sale and maturity	$6,522	3,626	3,019

Gross realized gains on the sale and maturity	$23	31	—

Gross realized losses on the sale and maturity	$—	—	—

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2014	2013	2012
Fixed maturity	$845	(2,286)	531

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2014	2013	Change
Securities available for sale	$1,734	889	845
Future policy benefits and claims	—	(4)	4
Deferred policy acquisition costs	(151)	(283)	132
Deferred federal income tax provision	(554)	(211)	(343)

Net unrealized gains	$1,029	391	638

	2013	2012	Change
Securities available for sale	$889	3,175	(2,286)
Future policy benefits and claims	(4)	(7)	3
Deferred policy acquisition costs	(283)	(658)	375
Deferred federal income tax provision	(211)	(879)	668

Net unrealized gains	$391	1,631	(1,240)

	2012	2011	Change
Securities available for sale	$3,175	2,644	531
Future policy benefits and claims	(7)	1	(8)
Deferred policy acquisition costs	(658)	(705)	47
Deferred federal income tax provision	(879)	(680)	(199)

Net unrealized gains	$1,631	1,260	371

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(8)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Balance - beginning of year	$13,225	8,639
Acquisition costs deferred	4,597	4,353
Amortization	(729)	(142)
Unrealized investment gains (losses)	132	375

Balance - end of year	$17,225	13,225

(9)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, universal life policies, and investment contracts.

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract could result in additional claims.

The Company reinsures Premium Protection GMDB riders sold with GLWB riders to ONLIC effective August, 2012.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company continued to sell the GMIB rider in the state of New York until August 2012. The Company reinsures 100% of the GMIB riders issued with an affiliate.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company began issuing the GLWB rider in August, 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2014 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For GLWB riders, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised. The Company reinsures 100% of the GLWB riders issued, excluding the GLWB interest sensitive riders which the Company began issuing in 2014.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company reinsures 100% of the GMAB riders issued.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
2014
GMDB	$33,076	363,548	396,624	1,392	3	64

GMIB	$2,385	187,127	189,512	—	—	63

GLWB	$5,028	129,232	134,260	53	—	64

GMAB/GMWB	$3,551	145,219	148,770	—	—	63

2013
GMDB	$37,175	293,918	331,093	387	14	64

GMIB	$3,284	190,277	193,561	—	—	63

GLWB	$6,259	67,019	73,278	—	—	63

GMAB/GMWB	$6,890	88,768	95,658	—	—	63

2012
GMDB	$35,060	200,639	235,699	2,001	10	63

GMIB	$3,747	165,271	169,018	—	—	62

GLWB	$2,413	10,886	13,299	—	—	62

GMAB/GMWB	$2,811	26,149	28,960	—	—	62

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2014 and 2013.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2014	2013
Mutual funds:
Bond	$110,265	87,991
Equity	249,524	197,548
Money market	3,759	8,379

Total	$363,548	293,918

The liability for future policy benefits for investment contracts represents approximately 89% and 91% of the total liability for future policy benefits as of December 31, 2014 and 2013, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 2.8%, 2.9% and 2.8% for the years ended December 31, 2014, 2013 and 2012, respectively. Approximately 78% and 75%, as of December 31, 2014 and 2013, respectively, of the investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 3.0% to 6.0%.

Reserves are calculated using withdrawal, mortality and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As of December 31, 2014, direct G reserves were $2,961, ceded G reserves were $2,496 and net G reserves were $465. As of December 31, 2013, direct G reserves were $3,139, ceded G reserves were $2,045 and net G reserves were $1,094.

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2014	2013
GMDB	$463	1,094
GLWB	2	—

Total	$465	1,094

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(10)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s financial statements reflect the effects of assumed and ceded reinsurance transactions.

Affiliate Reinsurance

For the Company’s annuity products, the Company reinsures the various living and death benefit riders, GMIB, GMAB and GMWB, through a 100% coinsurance agreement with ONLIC effective in July, 2007. In 2012, the Company began offering the GLWB and associated riders which are also reinsured with ONLIC through a 100% coinsurance agreement. In 2014, the Company introduced a new version of the GLWB rider, which is not reinsured with ONLIC through the coinsurance agreement.

Amounts in the accompanying financial statements related to variable annuity ceded business to ONLIC as of and for the years ended December 31 were as follows:

	2014	2013	2012
Statements of Income:
Reinsurance premiums ceded:
GMIB, GMAB, GLWB and GMWB premiums	$2,611	1,844	1,329
Benefits and claims
GMIB, GMAB, GLWB and GMWB reserves	336	119	283
Balance Sheets:
Reinsurance recoverable:
GMIB, GMAB, GLWB and GMWB reserves	$2,842	2,139	2,020
Reinsurance payables:
Premiums payable	205	184	126

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying financial statements for the ceded traditional life insurance business as of and for the years ended December 31 were as follows:

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Premiums	$1,354	1,452	1,835
Benefits incurred	1,245	2,181	3,512
Commission and expense allowances	42	45	50
Reinsurance recoverable:
Reserves for future policy benefits	1,158	1,511	1,533
Benefits payable	73	299	1
Paid losses and expense allowances due	364	253	568

Net traditional life insurance premiums earned for the years ended December 31 were as follows:

	2014	2013	2012
Reinsurance assumed	$1,354	1,452	1,835
Reinsurance ceded	(1,354)	(1,452)	(1,835)

Net premiums earned	$—	—	—

(11)	Goodwill and Intangible Assets

Goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired in a business combination. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

The Company has $560 of goodwill recorded on the balance sheets at December 31, 2014 and 2013 related to the purchase of the Company by ONLIC in 2002.

The Company has $195 of intangible asset recorded on the balance sheets at December 31, 2014 and 2013 related to insurance licenses was acquired with the purchase of the Company by ONLIC in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact the Company’s ability to do business in the New York or New Jersey markets. As a result, no impairment was recognized on this asset.

During the 2014 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(12)	Income Taxes

The provision for income taxes is as follows:

	2014	2013	2012
Current expense (benefit)	$947	(4,398)	3
Deferred expense	10	4,728	471

Provision for income taxes	$957	330	474

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the financial statements for the years ended December 31:

	2014	2013	2012
Pre-tax income times U.S. enacted tax rate	$1,411	868	687
Tax-preferred investment income	(408)	(466)	(150)
Other, net	(46)	(72)	(63)

Provision for income taxes	$957	330	474

Effective tax rate	23.8%	13.3%	24.1%
The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013
Deferred tax assets:
Future policy benefits	$4,679	3,640
Other	—	42

Total gross deferred tax assets	4,679	3,682

Deferred tax liabilities:
Fixed maturity securities available-for-sale	735	522
Deferred policy acquisition costs	4,868	3,791
Reinsurance recoverable	1,426	1,382
Other	16	—

Total gross deferred tax liabilities	7,045	5,695

Net deferred tax (liability) asset	$(2,366)	(2,013)

The Company records net deferred tax assets to the extent that the Company believes these assets will more likely than not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. In the event the Company were to determine that we would be able to realize our deferred income tax assets in the future in excess of their net recorded amount, we would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

The Company included NSLAC in the consolidated life/non-life federal income tax return for the first time for the period ending December 31, 2013. As of December 31, 2012, NSLAC had a net operating loss carryforward of $12,878. All of the Company’s net operating losses and net capital loss carryovers were absorbed by the consolidated life/non-life group in 2013.

(13)	Regulatory RBC and Dividend Restrictions

The Company has to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NSLAC, filed with the New York State Insurance Department (the “Department”), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company does not have any permitted statutory accounting practices as of December 31, 2014 or 2013.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2014, the Company exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2014, the Company’s total adjusted capital and company action level RBC was $30,919 and $785, respectively, providing an RBC ratio of 3,937%. Additionally, as of December 31, 2014, the Company’s authorized control level RBC was $393.

The statutory basis net income of NSLAC was $1,485, $6,204 and $1,088 for the years ended December 31, 2014, 2013 and 2012, respectively.

The statutory basis capital and surplus of NSLAC was $30,620 and $28,593 as of December 31, 2014 and 2013, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•

the fixed maturity securities that are related to the Company’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

(Continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

•	changes in deferred taxes are recognized in operations; and

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income.

Dividend Restrictions

The payment of dividends by the Company to ONLIC is limited by New York insurance laws. The Company cannot pay any dividends in 2015 without prior approval of the New York Department of Insurance. No dividends were declared or paid by the Company in 2014, 2013 and 2012.

(14)	Related Party Transactions

The Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, field compensation, time, reserve account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

NSLAC has a separate administrative service agreement with ONLIC, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (“ONEQ”), an affiliate. In 2014, ONLIC enhanced the process of identifying affiliate expenses by automating activities within the billing process to provide a more efficient method to measure, record, and review affiliate expenses. The terms of these agreements call for periodic cash settlements. NSLAC has settled its cash obligations with ONLIC as of December 31, 2014 and 2013. The amounts that NSLAC owed to ONLIC, ONII and ONEQ as of December 31 were as follows, which are shown on the face of the balance sheet:

	2014	2013
ONLIC	$12	42
ONII	—	7
ONEQ	57	84

Total service charges owed	$69	133

Charges for all services from ONLIC, ONII and ONEQ included in other operating costs and expenses for the years ended December 31 were as follows:

	2014	2013	2012
ONLIC	$1,215	534	773
ONII	17	25	23
ONEQ	831	720	435

Total service charges incurred	$2,063	1,279	1,231

(Continued)

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2014

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$1,992	2,087	2,087
Obligations of states and political subdivisions	2,194	2,235	2,235
Corporate securities	31,735	33,074	33,074
Asset-backed securities	3,385	3,489	3,489
Mortgage-backed securities	5,611	5,766	5,766

Total fixed maturity available-for-sale securities	44,917	46,651	46,651

Fixed maturity trading securities:
Bonds:
Obligations of states and political subdivisions	300	306	306
Corporate securities	4,150	4,421	4,421
Asset-backed securities	271	283	283
Mortgage-backed securities	34	34	34

Total fixed maturity trading securities	4,755	5,044	5,044

Policy loans	5		5

Total investments	$49,677		51,700

See accompanying report of independent registered public accounting firm.

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014 total	$17,225	38,464			5
2013 total	13,225	43,072			6
2012 total	8,639	39,459			8

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written[2]
2014 total	$2,247	228	734	3,349
2013 total	2,235	1,320	86	2,409
2012 total	2,186	1,015	345	2,235

1 Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2 Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014:
Life insurance in force	$1,045	67,442	66,697	300	—%
Premiums:
Life insurance	—	1,354	1,354	—	—%
2013:
Life insurance in force	$1,045	87,120	86,375	300	—%
Premiums:
Life insurance	—	1,452	1,452	—	—%
2012:
Life insurance in force	$1,245	94,403	93,558	400	—%
Premiums:
Life insurance	—	1,835	1,835	—	—%

See accompanying report of independent registered public accounting firm.

National Security Variable Account N

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 8, 2015.

Statements of Assets and Contract Owners’ Equity, December 31, 2014.

Statements of Operations for the Period Ended December 31, 2014.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2014 and 2013.

The following financial statements of the Depositor are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 23, 2015.

Balance Sheets, December 31, 2014 and 2013.

Statements of Operations for the Years Ended December 31, 2014, 2013 and 2012.

Statements of Comprehensive Income for the Years Ended December 31, 2014, 2013 and 2012.

Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2014, 2013 and 2012.

Statements of Cash Flows for the Years Ended December 31, 2014, 2013 and 2012.

Notes to Financial Statements, December 31, 2014, 2013, and 2012.

Financial Statement Schedules, December 31, 2014, 2013 and 2012.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S- 6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(3)(g) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(h) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(i) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(j) Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(k) Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(l) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4) Flexible Premium Deferred Annuity Contract, Form NS-10-VA-07.5.1 was filed as Exhibit (4)(a) of the Registrant’s pre-effective amendment No. 1 to the registration statement on Form N-4 filed on May 19, 2010 (File No. 333-164074) and is incorporated by reference herein.

(4)(a) Form of Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-09- GMI-1, was filed as Exhibit 99(4)(d) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(b) Form of Annual Step-Up Death Benefit Rider, Form NS-05-AMD-1, was filed as Exhibit 99(4)(h) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(c) Form of Guaranteed Principal Protection Rider, Form NS-03-GPP-1, was filed as Exhibit 99(4)(i) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(d) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form NS-12-GLWP-1.5, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 21 on August 1, 2012 (File No. 333- 76350) and is incorporated by reference herein.

(4)(e) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form NS-12-GLWP-2.5, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 21 on August 1, 2012 (File No. 333- 76350) and is incorporated by reference herein.

(4)(f) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form NS-12-DCMAR-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(g) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form NS-12-DCMAR-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form NS-12-GPP-GLW-1, was filed as Exhibit 99(4)(k) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(i) Form of Guaranteed Principal Protection, Form NS-12-GPP-1.5, was filed as Exhibit 99(4)(l) of the Registrant’s Form N-4, Post-Effective Amendment No. 21 on August 1, 2012 (File No. 333- 76350) and is incorporated by reference herein.

(4)(j) Form of Premium Protection Death Benefit (Single Life) Rider, Form NS-12-PPD-1, was filed as Exhibit 99(4)(m) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(k) Form of Premium Protection Death Benefit (Joint Life) Rider, Form NS-12-PPD-2, was filed as Exhibit 99(4)(n) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(l) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form NS-12-PPDP-1.5, was filed as Exhibit 99(4)(o) of the Registrant’s Form N-4, Post-Effective Amendment No. 21 on August 1, 2012 (File No. 333- 76350) and is incorporated by reference herein.

(4)(m) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form NS-12-PPDP-2.5, was filed as Exhibit 99(4)(p) of the Registrant’s Form N-4, Post-Effective Amendment No. 21 on August 1, 2012 (File No. 333- 76350) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement, Form N-4, Post-effective amendment no. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(6)(a) By-Laws of the Depositor were filed as Exhibit (6)(a) of the Depositor’s registration statement, Form N-4, Post-Effective Amendment No. 3 on February 22, 2008 (File No. 333-131513) and is incorporated by reference herein.

(6)(b) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(7) Coinsurance Agreement for Variable Annuity Living Benefit Riders, as amended, between Depositor and The Ohio National Life Insurance Company was filed as Exhibit (7) of Registrant’s registration statement on Form N-4, post-effective amendment no. 6 (File No. 333-125856) on April 30, 2008 and is incorporated by reference herein.

(8)(a) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(9) Opinion of counsel is filed herewith as Exhibit 99(9)

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33-125856) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33- 125856) and is incorporated by reference herein.

(13)(c) Form of Asset Allocation Model Descriptions effective October 1, 2014 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on April 24, 2015 (File No. 333-164071) and is incorporated by reference herein.

(13)(d) Form of Managed Volatility Model Description effective October 1, 2014 was filed as Exhibit 99(13)(d) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on April 24, 2015 (File No. 333-164071) and is incorporated by reference herein.

99(24) Powers of Attorney of certain Directors of Depositor is filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Thomas A. Barefield*	Director, Vice President, Marketing
R. Todd Brockman*	Vice President, Mutual Fund Operations
Philip C. Byrde*	Investment Officer
Christopher A. Carlson*	Chief Investment Officer
George E. Castrucci**	Director
Raymond R. Clark**	Director
H. Douglas Cooke III*	Vice President, Marketing
Rocky Coppola*	Vice President, Chief Financial Officer and Treasurer
Thomas J. DeGaetano*	Customer Services Officer
Ronald J. Dolan*	Director, Vice President
Joseph M. Fischer*	Assistant Counsel and Assistant Secretary; Privacy Officer; NYID Reg. 60 Officer; Compliance Officer
Paul J. Gerard*	Investment Officer
Martin T. Griffin*	Vice President, Marketing
Kristal E. Hambrick*	Director; Product Development Actuary
Gary T. Huffman*	Director; President and Chief Executive Officer
Therese S. McDonough*	Secretary
Elizabeth F. Martini*	Assistant Counsel, USA Patriot Act Compliance Officer
John Mulhall 73 Clover Avenue Floral Park, NY 11001	Director

Stephen R. Murphy*	Vice President, Capital Markets
Traci Nelson	Customer Services Officer
John J. Palmer**	Director
Doris L. Paul*	Assistant Treasurer
Arthur J. Roberts*	Vice President
Julie T. Thomas*	Chief Compliance Officer, Separate Accounts
Peter Whipple*	Illustration and Valuation Actuary
Sharon A. Wolf*	Customer Services Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242.

**The principal business address of these individuals is 810 Seventh Avenue, New York, New York 10019 ..

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	61%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Delaware	100%
ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%

Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and The Ohio National Life Insurance Company under registrant Ohio National Variable Account A. All subsidiaries of The Ohio National Life Insurance Company are included in the consolidated financial statements of The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of October 31, 2015, the Registrant had 1,049 non-qualified contracts and 1,512 qualified contracts issued and outstanding.

Item 28. Indemnification

Article X of the Depositor’s Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(a) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns 100% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Barbara A. Turner	Director, President & Chief Executive Officer
Thomas A. Barefield	Director and Executive Vice President
Martin T. Griffin	Director and Senior Vice President
Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Comptroller
Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary
Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$3,675,361	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Security Life and Annuity Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, National Security Variable Account N certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 13th day of November, 2015.

National Security Variable Account N
(Registrant)
By: National Security Life and Annuity Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Product Development Actuary

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 13th day of November, 2015.

National Security Life and Annuity Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Product Development Actuary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Director, President and Chief Executive Officer(Principal Executive Officer)	November 13, 2015
*/s/ Thomas A. Barefield Thomas A. Barefield	Director	November 13, 2015
George E. Castrucci	Director	November 13, 2015
*/s/ Raymond R. Clark Raymond R. Clark	Director	November 13, 2015
/s/ Rocky Coppola Rocky Coppola	Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	November 13, 2015
*/s/ Ronald J. Dolan Ronald J. Dolan	Director	November 13, 2015
/s/ Kristal E. Hambrick Kristal E. Hambrick	Director	November 13, 2015
John Mulhall	Director	November 13, 2015
*/s/ John J. Palmer John J. Palmer	Director	November 13, 2015

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9) 99(10)	Opinion of Counsel Consent of KPMG LLP
99(24)	Powers of Attorney